Filed electronically with the Securities and Exchange Commission on October 1, 2002

                                                               File No. 2-78122
                                                               File No. 811-3495


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 37
                                                     ----

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 33
                                             ----

                           SCUDDER MONEY MARKET TRUST
                           --------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

/___/    immediately upon filing pursuant to paragraph (b)
/ X /    on October 1, 2002 pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a)(1)
/___/    on _____________ pursuant to paragraph (a)(1)
/___/    75 days after filing pursuant to paragraph (a)(2)
/___/    On ____________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                     SCUDDER
                                                                     INVESTMENTS


                             Money Market Funds

Prospectus


--------------------------------------------------------------------------------
                               October 1, 2002
--------------------------------------------------------------------------------


                          Scudder Cash Investment Trust
                          Class AARP and Class S Shares

                          Scudder Money Market Series
                          Premium Class AARP Shares
                          Premium Class S Shares
                          Prime Reserve Class AARP Shares
                          Prime Reserve Class S Shares

                          Scudder Tax-Free Money Fund
                          Class AARP and Class S Shares

                          Scudder U.S. Treasury Money Fund
                          Class AARP and Class S Shares

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                      How to Invest in the Funds

     4  Scudder Cash Investment Trust       34  How to Buy, Sell and Exchange
                                                Class AARP Shares
     8  Scudder Money Market Series
                                            36  How to Buy, Sell and Exchange
    12  Scudder Tax-Free Money Fund             Class S Shares

    16  Scudder U.S. Treasury Money         38  Policies You Should Know
        Fund                                    About

    20  Other Policies and Risks            44  Understanding Distributions
                                                and Taxes
    21  Who Manages and Oversees
        the Funds

    23  Financial Highlights

How the Funds Work

These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.

Taken as a group, they represent a spectrum of approaches to money fund investing. One fund invests for income that is free from regular federal income taxes. Each fund follows its own goal.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices aren't guaranteed, so be aware that you could lose money.

This prospectus offers classes of shares for each fund. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                           Class AARP    Class S
                                         ticker symbol     AITXX         SCTXX
                                         fund number       165           065


Scudder Cash Investment Trust
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements.


The fund may buy securities from many types of issuers, including the U.S. government, banks, corporations and municipalities. In addition, the fund currently intends to buy only securities in the top credit grade for short-term debt securities. The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market portfolio investment (see below).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



--------------------------------------------------------------------------------

MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.


As with most money market funds, the most important factor is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the fund's performance.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o    over time, inflation may erode the real value of an investment in the fund

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in a broadly diversified money fund with an emphasis on credit quality that's designed to offer a high level of stability.

The Fund's Performance History


While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Scudder Cash Investment Trust

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992      3.51
1993      2.58
1994      3.70
1995      5.25
1996      4.70
1997      4.85
1998      4.83
1999      4.55
2000      5.78
2001      3.53

2002 Total Return as of June 30: 0.56%

For the periods represented in the bar chart:
Best Quarter: 1.53%, Q4 2000              Worst Quarter: 0.45%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                               1 Year            5 Years            10 Years
--------------------------------------------------------------------------------
Class S                         3.53               4.71               4.32
--------------------------------------------------------------------------------

                               1 Year                 Since Inception*
--------------------------------------------------------------------------------
Class AARP                      3.54                        4.28
--------------------------------------------------------------------------------

To find out the fund's current 7-day yield for either share class, call 1-800-SCUDDER.

Total returns from 1998 through 2001 would have been lower if operating expenses hadn't been reduced.

*    Inception date for Class AARP is 9/11/2000.

How Much Investors Pay


The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                      0.42%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.41
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.83
--------------------------------------------------------------------------------


*    Includes a fixed rate administrative fee of 0.40%.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP/S shares         $85            $265          $460          $1,025
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     ticker symbols Premium Class AARP         SMMXX      fund numbers      102
                    Premium Class S            SPMXX                        402
                    Prime Reserve Class AARP   APSXX                        109
                    Prime Reserve Class S      SCRXX                        309

Scudder Money Market Series
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.


The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The fund will normally invest at least 25% of total assets in bank obligations. The fund may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market portfolio investment (see below). In addition, the fund focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



--------------------------------------------------------------------------------


MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

As with most money market funds, the most important factor is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.


A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o    over time, inflation may erode the real value of an investment in the fund

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

With its higher investment minimums and more restrictive transaction policies, this fund may be appropriate for investors interested in a longer-term cash investment.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the total returns for the fund's Premium Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Scudder Money Market Series

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                 Premium Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998      5.46
1999      5.20
2000      6.40
2001      3.93


2002 Total Return as of June 30: 0.80%

For the periods represented in the bar chart:
Best Quarter: 1.63%, Q3 2000              Worst Quarter: 0.56%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                         1 Year              Since Inception
--------------------------------------------------------------------------------
Premium Class AARP*                       3.93                     4.44
--------------------------------------------------------------------------------
Premium Class S**                         3.93                     5.27
--------------------------------------------------------------------------------
Prime Reserve Class AARP+                 3.78                     4.94
--------------------------------------------------------------------------------
Prime Reserve Class S++                   3.78                     4.94
--------------------------------------------------------------------------------

To find out the fund's current 7-day yield for any share class, call 1-800-SCUDDER.

Total returns from inception through 2002 would have been lower if operating expenses hadn't been reduced.

*    Class inception: 10/2/2000

**   Class inception: 8/4/1997

+    Class inception: 8/11/2000

++   Class inception: 10/15/1998

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of any class listed below, you pay them indirectly.



--------------------------------------------------------------------------------
                                        Premium Class     Prime Reserve Class
Fee Table                             AARP and Class S      AARP and Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from           None                  None
your investment
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                               0.25%                 0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                       None                  None
--------------------------------------------------------------------------------
Other Expenses*                                0.25                  0.40
--------------------------------------------------------------------------------
Total Annual Operating Expenses**              0.50                  0.65
--------------------------------------------------------------------------------


* Includes a fixed rate administrative fee of 0.25% for Premium Class AARP and Premium Class S shares, and 0.40% for Prime Reserve Class AARP and Prime Reserve Class S shares.

** The advisor has voluntarily agreed to waive 0.15% of its management fee. This voluntary expense waiver may be changed at any time at the option of the advisor.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                             1 Year      3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
Premium Class AARP/S shares           $51        $160        $280        $628
--------------------------------------------------------------------------------
Prime Reserve Class AARP/S shares     $66        $208        $362        $810
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         Class AARP     Class S
                                        ticker symbol    AFRXX          STFXX
                                        fund number      171            071


Scudder Tax-Free Money Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high quality, short-term municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The fund may buy many types of municipal securities, including industrial development bonds, but any security the fund buys must meet the rules for money market fund investments (see below). The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). In addition, the fund focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



--------------------------------------------------------------------------------


MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

As with most money market funds, the most important factor is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.


A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the municipal market, the fund increases its exposure to any factors affecting these regions or sectors.

For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o political or legal actions could change the way the fund's dividends are taxed

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors in a moderate to high tax bracket who are interested in federally tax-free income along with the liquidity and stability that a money fund is designed to offer.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Scudder Tax-Free Money Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992      2.54
1993      1.86
1994      2.26
1995      3.27
1996      2.91
1997      3.10
1998      2.92
1999      2.71
2000      3.61
2001      2.26


2002 Total Return as of June 30: 0.42%

For the periods represented in the bar chart:
Best Quarter: 0.96%, Q4 2000              Worst Quarter: 0.34%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                               1 Year            5 Years            10 Years
--------------------------------------------------------------------------------
Class S                         2.26               2.92               2.74
--------------------------------------------------------------------------------

                               1 Year                 Since Inception*
--------------------------------------------------------------------------------
Class AARP                      2.27                        2.70
--------------------------------------------------------------------------------

To find out the fund's current 7-day yield for either share class, call 1-800-SCUDDER.

Total returns from 1996 through 2000 would have been lower if operating expenses hadn't been reduced.

*    Inception date for Class AARP is 9/11/2000.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of either Class AARP or Class S you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.65
--------------------------------------------------------------------------------


*    Includes a fixed rate administrative fee of 0.15%.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP/S shares              $66          $208         $362          $810
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          Class AARP     Class S

                                          ticker symbol   SUSXX          SCGXX
                                          fund number     159            059



Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks current income consistent with safety, liquidity and stability of capital. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. While the fund may place up to 20% of total assets in other types of investments, it can only invest in high quality short-term securities that are guaranteed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.


Income paid by Treasuries is usually free from state and local income taxes and, for most fund shareholders, the bulk of fund distributions will be free from these taxes as well (although not from federal income tax). The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market portfolio investment (see below).


--------------------------------------------------------------------------------


MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

As with most money market funds, the most important factor is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.


Because of the fund's high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to government-guaranteed securities.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors whose primary concerns are credit quality, stability and liquidity.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992      3.36
1993      2.56
1994      3.52
1995      5.22
1996      4.62
1997      4.67
1998      4.78
1999      4.41
2000      5.62
2001      3.21

2002 Total Return as of June 30: 0.50%

For the periods represented in the bar chart:
Best Quarter: 1.47%, Q3 2000              Worst Quarter: 0.37%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                               1 Year            5 Years            10 Years
--------------------------------------------------------------------------------
Class S                         3.21               4.54               4.19
--------------------------------------------------------------------------------

                               1 Year                 Since Inception*
--------------------------------------------------------------------------------
Class AARP                      3.21                        3.75
--------------------------------------------------------------------------------


To find out the fund's current 7-day yield for either share class, call 1-800-SCUDDER.

Total returns from 1991 through 2001 would have been lower if operating expenses hadn't been reduced.

*    Inception date for Class AARP is 9/11/2000.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                      0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.40
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.80

*    Includes a fixed rate administrative fee of 0.40%.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP/S shares              $82          $255         $444          $990
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities exempt from federal income tax and the alternative minimum tax for Scudder Tax-Free Money Fund cannot be changed without shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to Scudder U.S. Treasury Money Fund's policy of investing at least 80% of its total assets in short-term U.S. Treasury securities or in repurchase agreements backed by these securities.

o As a temporary defensive measure, Scudder Tax-Free Money Fund could shift up to 100% of assets into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.

o The advisor measures credit quality at the time it buys securities using independent rating agencies or, if unrated, judged by the advisor to be of equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality changes, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds


The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder Cash Investment Trust                          0.42%
---------------------------------------------------------------------
Scudder Money Market Series                           0.10%*
---------------------------------------------------------------------
Scudder Tax-Free Money Fund                            0.50%
---------------------------------------------------------------------
Scudder U.S. Treasury Money Fund                       0.40%
---------------------------------------------------------------------


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.


The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience in managing money market funds.

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Cash Investment Trust -- Class AARP

--------------------------------------------------------------------------------
 Years Ended May 31,                                           2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Income from investment operations:                               .020     .040
  Net investment income
--------------------------------------------------------------------------------
Less distributions from:                                        (.020)   (.040)
  Net investment income
--------------------------------------------------------------------------------
Net asset value, end of period                                $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                                                1.96    4.10^b**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           295      361
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            .83      .79^c*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                              2.01     5.30*
--------------------------------------------------------------------------------


^a For the period from September 11, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

^b Total return for the period ended May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

^c The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction was .82%.

*    Annualized

**   Not annualized

Scudder Cash Investment Trust -- Class S


--------------------------------------------------------------------------------
 Years Ended May 31,          2002     2001     2000   1999^a   1998^b   1997^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00  $ 1.00
of period
--------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income        .020     .055     .048    .041     .048    .046
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income       (.020)   (.055)   (.048)  (.041)   (.048)  (.046)
--------------------------------------------------------------------------------
Net asset value, end of     $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00  $ 1.00
period
--------------------------------------------------------------------------------
Total Return (%)              1.98     5.59^c,d 5.01^c  4.15^c** 4.92^c   4.73
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                   798      977      981    1,147   1,182    1,431
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         .83      .84^e   1.05^f  1.02*     .95      .86
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         .83      .80^e    .90^f   .85*     .85      .86
--------------------------------------------------------------------------------
Ratio of net investment
income (%)                    2.01     5.44     4.86    4.44*    4.82     4.63
--------------------------------------------------------------------------------

^a For the eleven months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year from June 30 to May 31.

^b   For the years ended June 30.

^c   Total returns would have been lower had certain expenses not been reduced.

^d Total return for the period ended May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

^e The ratios of operating expenses include a one-time reduction in reorganization expenses. The ratios without this reduction before and after expense reductions were .87% and .82%, respectively.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .99% and .85%, respectively.

*    Annualized

**   Not annualized

Scudder Money Market Series -- Premium Class AARP


--------------------------------------------------------------------------------
 Years Ended May 31,                                           2002    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 1.00   $ 1.00
--------------------------------------------------------------------------------
  Net investment income                                        .024     .037
--------------------------------------------------------------------------------
  Distributions from net investment income                    (.024)   (.037)
--------------------------------------------------------------------------------
Net asset value, end of period                              $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^b                                            2.44     3.75^c**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         188      185
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                .50      .51*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                 .35      .35*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                            2.49     5.62*
--------------------------------------------------------------------------------


^a For the period from October 2, 2000 (commencement of sales of Premium Class AARP shares) to May 31, 2001.

^b   Total returns would have been lower had certain expenses not been reduced.

^c Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

*    Annualized

**   Not annualized

Scudder Money Market Series -- Premium Class S


--------------------------------------------------------------------------------
 Years Ended May 31,       2002    2001     2000      1999^a    1998^b    1997^c
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,
beginning of period      $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
  Net investment income    .024     .059      .055     .020      .053     .026
--------------------------------------------------------------------------------
  Distributions from net
  investment income       (.024)   (.059)    (.055)   (.020)    (.053)   (.026)
--------------------------------------------------------------------------------
Net asset value, end of
period                  $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^d        2.44     6.06^e    5.68     2.00**    5.46     2.62**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of
period ($ millions)        826    1,004     1,067      936       808      335
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)     .50      .48       .35^f    .34*      .35      .43*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)     .35      .32       .20^f    .20*      .24      .38*
--------------------------------------------------------------------------------
Ratio of net investment
income (%)                2.49     5.88      5.56     4.81*      5.31    5.50*
--------------------------------------------------------------------------------


^a For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

^b   For the year ended December 31, 1998.

^c For the period August 4, 1997 (commencement of sales of Premium Class S) to December 31, 1997.

^d   Total returns would have been lower had certain expenses not been reduced.

^e Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .35% and .20%, respectively.

*    Annualized

**   Not annualized

Scudder Money Market Series -- Prime Reserve Class AARP


--------------------------------------------------------------------------------
 Years Ended May 31,                                          2002      2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 1.00     $ 1.00
--------------------------------------------------------------------------------
  Net investment income                                       .023       .044
--------------------------------------------------------------------------------
  Distributions from net investment income                   (.023)     (.044)
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 1.00     $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^b                                           2.28       4.53^c**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                        146        217
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)               .65        .66*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                .50        .50*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                           2.34       5.60*
--------------------------------------------------------------------------------


^a For the period from August 11, 2000 (commencement of sales of Prime Reserve Class AARP shares) to May 31, 2001.

^b   Total returns would have been lower had certain expenses not been reduced.

^c Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

*    Annualized

**   Not annualized

Scudder Money Market Series -- Prime Reserve Class S


--------------------------------------------------------------------------------
Years Ended May 31,                2002      2001     2000     1999^a    1998^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
  Net investment income              .023      .057     .052      .020     .011
--------------------------------------------------------------------------------
  Distributions from net
  investment income                 (.023)    (.057)   (.052)    (.020)   (.011)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^c                  2.29      5.82^d   5.30      1.98**   1.06**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             49        55       46        34       12
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .65       .64      .74^e     .40*     .45*
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .50       .46      .59^e     .26*     .31*
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.34      5.74     5.18      4.73*    4.95*
--------------------------------------------------------------------------------


^a For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

^b For the period October 15, 1998 (commencement of sales of Prime Reserve Class S) to December 31, 1998.

^c   Total returns would have been lower had certain expenses not been reduced.

^d Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .74% and .59%, respectively.

*    Annualized

**   Not annualized

Scudder Tax-Free Money Fund -- Class AARP


--------------------------------------------------------------------------------
 Years Ended May 31,                                             2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .014     .024
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                          (.014)   (.024)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                                                 1.39     2.50**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             76       83
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .65      .65*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               1.39     3.28*
--------------------------------------------------------------------------------


^a For the period from September 11, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

*    Annualized

**   Not annualized

Scudder Tax-Free Money Fund -- Class S


------------------------------------------------------------------------------------
 Years Ended May 31,             2002     2001     2000   1999^a    1998^b   1997^b
------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------
Net asset value, beginning of   $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00
period
------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income            .014    .034     .030    .010     .029     .031
------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.014)  (.034)   (.030)  (.010)   (.029)   (.031)
------------------------------------------------------------------------------------
Net asset value, end of period  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00
-------------------------------------------------------------------------------------
Total Return (%)                  1.39     3.43^c   3.09^c  1.03^c** 2.92^c   3.10^c
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                       259      262      267     257      249      283
------------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)             .65      .67      .75^d   .75*     .71      .76
------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     .65      .65      .66^d   .65*     .65      .65
------------------------------------------------------------------------------------
Ratio of net investment
income (%)                        1.39     3.39     3.04    2.46*    2.87     3.06
------------------------------------------------------------------------------------


^a For the five months ended May 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to May 31.

^b   Years ended December 31.

^c   Total returns would have been lower had certain expenses not been reduced.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .73% and .65%, respectively.

*    Annualized

**   Not annualized

Scudder U.S. Treasury Money Fund -- Class AARP


--------------------------------------------------------------------------------
 Years Ended May 31,                                             2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:                        .018     .033
  Net investment income
--------------------------------------------------------------------------------
Less distributions from:                                       (.018)   (.033)
  Net investment income and net realized gains on investment transactions
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                                                 1.76     3.32**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              8       5
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .80     .80*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        1.76    4.92*
--------------------------------------------------------------------------------


^a From October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

*    Annualized

**   Not annualized

Scudder U.S. Treasury Money Fund -- Class S


----------------------------------------------------------------------------------
 Years Ended May 31,              2002    2001    2000   1999^a    1998^b   1997^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                          $ 1.00  $ 1.00  $ 1.00  $ 1.00    $ 1.00  $ 1.00
----------------------------------------------------------------------------------

Income (loss) from investment
operations:
  Net investment income            .018    .052    .047    .040      .047    .045
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income and net
  realized gains on investment
  transactions                    (.018)  (.052)  (.047)  (.040)    (.047)  (.045)
----------------------------------------------------------------------------------
Net asset value, end of period  $ 1.00  $ 1.00  $ 1.00  $ 1.00    $ 1.00  $ 1.00
----------------------------------------------------------------------------------
Total Return (%)                  1.76   5.33^c   4.83^c  4.09^c**  4.83^c  4.58^c
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                       326     379     365     427       389     399
----------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)             .80     .94   1.06^d   1.08*     1.00     .94
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     .80     .75    .66^d    .65*      .65     .65
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        1.76    5.21    4.70   4.37*      4.72    4.49
----------------------------------------------------------------------------------


^a For the eleven months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from June 30 to May 31.

^b   Years ended June 30.

^c   Total returns would have been lower had certain expenses not been reduced.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.04% and .65%, respectively.

*    Annualized

**   Not annualized

How to Invest in the Funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The AARP Investment Program."


--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
Money Market Series:                      $50 minimum for regular accounts and
                                          IRA accounts
$10,000 for Prime Reserve Class AARP
$25,000 for Premium Class AARP            $50 minimum with an Automatic
                                          Investment Plan, Payroll Deduction or
All other funds:                          Direct Deposit

 $1,000 or more; $500 or more for IRAs*
--------------------------------------------------------------------------------
By mail or express mail (see below)

o For enrollment forms, call              Send a personalized investment slip or
  1-800-253-2277                          short note that includes:

o Fill out and sign an enrollment form    o fund and class name

o Send it to us at the appropriate        o account number
  address, along with an investment check
                                          o check payable to "The AARP
                                            Investment Program"
--------------------------------------------------------------------------------
By wire

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
By phone
--
                                          o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information required on     o To set up regular investments from a
  your enrollment form and include a        bank checking account, call
  voided check                              1-800-253-2277 (minimum $50)
--------------------------------------------------------------------------------
Payroll Deduction or Direct Deposit

o Select either of these options on your  o Once you specify a dollar amount
  enrollment form and submit it. You        (minimum $50), investments are
  will receive further instructions by      automatic.
  mail.
--------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet

o Go to "services and forms-- How to      o Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com      have electronic services

o Print out a prospectus and an           o Register at aarp.scudder.com
  enrollment form
                                          o Follow the instructions for buying
o Complete and return the enrollment        shares with money from your bank
  form with your check                      account
--------------------------------------------------------------------------------



*    Scudder Tax-Free Money Fund is not appropriate for IRAs.

Regular mail: The AARP Investment Program,
First Investment: PO Box 219735, Kansas City, MO 64121-9735
Additional Investments: PO Box 219743, Kansas City, MO 64121-9743
Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.


--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
To open a new account: same minimum as    Some transactions, including most for
for a new investment                      over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
For exchanges between existing accounts:  41
$50 or more
--------------------------------------------------------------------------------
By phone

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------

Using Easy-Access Line

o Call 1-800-631-4636 and follow the      o Call 1-800-631-4636 and follow the
  instructions                              instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o your account number                     o your account number

o names of the funds, class and number    o name of the fund, class and number
  of shares or dollar amount you want to    of shares or dollar amount you want
  exchange                                  to redeem
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            an account, call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell

--                                        o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet

o  Register at aarp.scudder.com           --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

To reach us:

                o  Web site aarp.scudder.com

                o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST

                o  Confidential fax line 1-800-821-6234, always open

                o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

Class AARP
Services        o  AARP Lump Sum Service for planning and setting up a lump sum distribution

                 o AARP Legacy Service for organizing financial documents and planning the orderly transfer of assets to heirs

                 o AARP Goal Setting and Asset Allocation Service for allocating assets and measuring investment progress

                 o For more information, please call 1-800-253-2277.

How to Buy, Sell and Exchange Class S Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The Scudder Funds."


--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
Money Market Series:                      $50 or more for regular accounts and
$10,000 or more for Prime Reserve         IRA accounts
Class S; $25,000 or more for Premium
                                          $50 or more with an Automatic Class S
All other funds:                          Investment Plan
$2,500 or more; $1,000 or more for IRAs*
--------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application        Send a Scudder investment slip or
                                          short note that includes:
o Send it to us at the appropriate
  address, along with an investment check o  fund and class name

                                          o  account number

                                          o  check payable to "The Scudder
                                             Funds"
--------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions     o  Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
By phone

--                                        o  Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o  To set up regular investments from
  application and include a voided check     a bank checking account, call
                                             1-800-SCUDDER (minimum $50)
--------------------------------------------------------------------------------
Using QuickBuy

--                                        o  Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at             o  Call 1-800-SCUDDER to ensure you
  myScudder.com                              have electronic services

o Print out a prospectus and a new        o  Register at myScudder.com
  account application
                                          o  Follow the instructions for buying
o Complete and return the application        shares with money from your bank
  with your check                            account
--------------------------------------------------------------------------------

*  Scudder Tax-Free Money Fund is not appropriate for IRAs.




--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669

Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.


--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
To open a new account: same minimum as    Some transactions, including most for
for a new investment                      over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
For exchanges between existing accounts:  41
$50 or more
--------------------------------------------------------------------------------
By phone or wire

o Call 1-800-SCUDDER for instructions     o  Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------

Using SAIL(TM)

o Call 1-800-343-2890 and follow the      o  Call 1-800-343-2890 and follow the
  instructions                               instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class and account number      o  the fund, class and account number
  you're exchanging out of                   from which you want to sell shares

o the dollar amount or number of shares   o  the dollar amount or number of
  you want to exchange                       shares you want to sell

o the name and class of the fund you      o  your name(s), signature(s) and
  want to exchange into                      address, as they appear on your
                                             account
o your name(s), signature(s) and
  address, as they appear on your account o  a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o  To set up regular cash payments
                                             from a Scudder account, call
                                             1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickSell
--                                        o  Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o  Register at myScudder.com              o  Register at myScudder.com

o Follow the instructions for making      o  Follow the instructions for making
  on-line exchanges                          on-line redemptions
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.


If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's classes contained in the prospectus. Scudder Money Market Series has two other share classes. The fund's additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-253-2277 (Class
AARP) or 1-800-SCUDDER (Class S).


Policies about transactions


Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange for all funds, except Scudder Money Market Series (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) and at 5:00 p.m. Eastern time for Scudder Money Market Series. Except for Scudder Money Market Series, each fund also calculates its share price as of 12:00 noon Eastern time on business days. Orders for Scudder Money Market Series received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to Scudder Service Corporation in a timely manner.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Check or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.

For all funds except Scudder Money Market Series, wire transactions that arrive by 12:00 noon Eastern time will receive that day's dividend. Wire investments for Scudder Money Market Series that arrive by 5:00 p.m. Eastern time will receive that day's dividend. All other investments will start to accrue dividends the next business day after your purchase is processed.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If you ask us to, we can sell shares in any fund except Scudder Money Market Series and wire you the proceeds on the same day, as long as we receive your request before 12:00 noon Eastern time. However, you won't receive that day's dividend. For Scudder Money Market Series, redemption by wire is not available after 4:00 p.m. Eastern time, but redemptions by other available means may be made until 5:00 p.m. Eastern time.


Automated phone information is available 24 hours a day.

You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP Shares
---------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
---------------------------------------------------------------------

For Class S Shares
---------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at
1-800-343-2890
---------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) and 1-800-SCUDDER (Class S).

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 with Scudder Money Market Series or less than $100 with the other funds. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.


Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Scudder Service Corporation at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.


We do not issue share certificates.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.


Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Scudder Cash Investment Trust, Scudder Tax-Free Money Fund and Scudder U.S. Treasury Money Fund, it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances (as specifically set forth in the Statement of Additional Information and Section 22(e) of the Investment Company Act of 1940) prompt the SEC to allow further delays.

Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share price


For each share class, the share price is the net asset value per share, or NAV. To calculate NAV, each share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------    = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


In valuing securities, we typically use amortized cost (the method used by most money market funds).


Other rights we reserve

You should be aware that we may do any of the following:


o    withdraw or suspend the offering of shares at any time

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o with Scudder Money Market Series, close your account and send you the proceeds if your balance falls below the minimum for your share class, which is $7,500 for Prime Reserve Class S and Prime Reserve Class AARP and $20,000 for Premium Class S and Premium Class AARP; in either case, we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares)

o for Class S shareholders of all other funds, charge you $10 a year if your account balance falls below $2,500; close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders and $2,500 for Class S shareholders; the notification and exemption policies are the same as in the bullet above

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o for Scudder Cash Investment Trust, Scudder Tax-Free Money Fund and Scudder U.S. Treasury Money Fund only, pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption-in-kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's net assets, whichever is less


o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have regular schedules for paying out any earnings to shareholders:

o    Income dividends: declared daily and paid monthly

o Scudder Tax-Free Money Fund may make short-term or long-term capital gains distributions in November or December

o The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations.

The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

For most shareholders, dividends from Scudder Tax-Free Money Fund are generally free from federal income tax, and a portion of the dividends from Scudder U.S. Treasury Money Fund are generally free from state and local income taxes. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short- or long-term capital gains

o with Scudder Tax-Free Money Fund, because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.


Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.


--------------------------------------------------------------------------------

AARP Investment Program from    Scudder
Scudder Investments             Investments
(Class AARP)                    (Class S)            SEC
--------------------------------------------------------------------------------
PO Box 219735                  PO Box 219669         Public Reference Section
Kansas City, MO                Kansas City, MO       Washington, D.C. 20549-0102
64121-9735                     64121-9669            www.sec.gov
aarp.scudder.com               myScudder.com         1-202-942-8090
1-800-253-2277                 1-800-SCUDDER





Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL  60606-5808


SCUDDER                               SEC File Numbers:
INVESTMENTS
                                      Scudder Cash Investment Trust    811-2613
                                      Scudder Money Market Series      811-3495
A Member of                           Scudder Tax-Free Money Fund      811-2959
Deutsche Asset Management [LOGO]      Scudder U.S. Treasury Money Fund 811-3043

                                                                         SCUDDER
                                                                     INVESTMENTS


                             Money Market Funds

                             Scudder Money Market Series

                             Prospectus

--------------------------------------------------------------------------------
                             October 1, 2002
--------------------------------------------------------------------------------


                             Institutional Shares
                             Fund #403









      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

How the Fund Works                      How to Invest in the Fund

  4  The Fund's Main Investment          13  How to Buy Shares
     Strategy

  5  The Main Risks of Investing in      14  How to Sell Shares
     the Fund

  6  The Fund's Performance              15  Policies You Should Know
     History                                 About

  7  How Much Investors Pay              20  Understanding Distributions
                                             and Taxes
  8  Other Policies and Risks

  9  Who Manages and Oversees
     the Fund

 11  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices aren't guaranteed, so be aware that you could lose money.

You   can    access   all    Scudder    fund    prospectuses    on-   line   at:
http://institutionalfunds.scudder.com.

                       ticker symbol  ICAXX               fund number  403

Scudder Money Market Series


The Fund's Main Investment Strategy

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The fund will normally invest at least 25% of total assets in bank obligations. The fund may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investment (see below). In addition, the fund focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.


As with most money market funds, the most important factor is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o    over time, inflation may erode the real value of an investment in the fund


An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

With its higher investment minimums and reduced transaction features, these shares may be appropriate for institutional cash managers with liquidity needs.

The Fund's Performance History


While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Institutional Shares have varied from year to year, which may give some idea of risk. The table shows how the fund's Institutional Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Scudder Money Market Series
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1998      5.52
1999      5.26
2000      6.52
2001      4.14


2002 Total Return as of June 30: 0.90%
For the periods included in the bar chart:
Best Quarter: 1.68%, Q4 2000              Worst Quarter: 0.61%, Q4 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                 1 Year                              Since Inception*
--------------------------------------------------------------------------------
                  4.14                                     5.38
--------------------------------------------------------------------------------


Total returns from inception through 2002 would have been lower if operating expenses hadn't been reduced.

To find out the current 7-day yield for the fund's Institutional Shares, call
(800) 537-1988 (available 24 hours) or go to the fund's Web site at http://institutionalfunds.scudder.com.

* Inception date is 8/4/1997.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.



--------------------------------------------------------------------------------
Fee Table                                                 Institutional Shares
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment              None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                   0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses*                                                    0.10
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  0.35
--------------------------------------------------------------------------------


* Includes a fixed administrative fee of 0.10%.

** The advisor has voluntarily agreed to reduce its management fee by 0.15% and its administrative fee by 0.05%. This voluntary expense waiver may be changed at any time at the option of the advisor.

Based on the costs above, this example helps you compare the expenses of the fund's Institutional Shares to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
                            $36            $113          $197           $443
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o The advisor measures credit quality at the time it buys securities using independent rating agencies or, if unrated judged by the advisor to be equivalent quality. All securities must meet the credit quality standards applied by the advior. If a security's credit quality changes, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. For the most recent fiscal year end, the actual amount the fund paid in management fees was 0.10%* of its average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience in managing money market funds.

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Institutional Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder Money Market Series -- Institutional Shares

--------------------------------------------------------------------------------
Years Ended May 31,        2002      2001     2000     1999^a    1998^b   1997^c
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,         $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
beginning of period
--------------------------------------------------------------------------------
  Net investment income    .026     .061      .056     .020      .054     .022
--------------------------------------------------------------------------------
  Distributions from net (.026)   (.061)    (.056)   (.020)    (.054)   (.022)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of  $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Total Return (%)^d         2.64    6.24^e     5.74   2.03**      5.52   2.25**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of        3,919    7,169     3,350    1,806     1,066      338
period ($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before    .35      .34      .30^f    .28*       .29     .31*
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after     .15      .15      .15^f    .14*       .18     .26*
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment    2.69     6.05      5.73    4.87*      5.34    5.39*
income (%)
--------------------------------------------------------------------------------


^a For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

^b   For the year ended December 31, 1998.

^c For the period August 4, 1997 (commencement of sales of Institutional Shares) to December 31, 1997.

^d   Total returns would have been lower had certain expenses not been reduced.

^e Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .30% and .15%, respectively.

*    Annualized

**   Not annualized

How to Invest in the Fund

The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."


================================================================================
First investment                         Additional investments
================================================================================
$1,000,000 or more for all accounts      No minimum amount
================================================================================
By wire

o Call 1-800-537-3177 to open            o Instruct the wiring bank to transmit
  an account and get an account number     the specified amount to State Street
                                           Bank and Trust Company with the
o Instruct wiring bank to transmit the     information stated to the left
  specified amount to:
  State Street Bank and Trust Company
  Boston, Massachusetts
  ABA Number 011000028 DDA #9902-810-2
  Attention: Money Market Series
  Institutional Shares
  Account (name(s) in which registered)
  Account Number and amount invested
  in each fund

o Complete a purchase application and
  send it to us at the address below

================================================================================
By mail or express mail (see below)

o Fill out and sign a purchase           o Send a check and a letter with your
  application                              name, account number, the full name
                                           of the fund and class and your
o Send it to us at the address below,      investment instructions to us at the
  along with an investment check           address below
================================================================================

Regular, express, registered or certified mail:
Scudder Service Corporation, c/o Scudder Investment Service Company, Institutional Money Funds-- Client Services, 222 South Riverside Plaza, 33rd Floor, Chicago, IL 60606

Phone number: 1-800-537-3177

Fax number: 1-800-537-9960

E-mail address: ifunds@scudder.com

How to Sell Shares

Use these instructions to sell shares in an account opened directly with Scudder.


================================================================================
Selling shares
================================================================================
By Expedited         If Expedited Redemption Service has been elected on the
Redemption Service   Purchase Application on file with the Transfer Agent,
                     redemption of shares may be requested   by:

                     o telephoning Client Services at 1-800-537-3177

                     o faxing a request to 1-800-537-9960
================================================================================
By mail or express   Write a letter that includes:

                     o the fund, class and account number from which you want to sell shares

                     o the dollar amount or number of shares you want to sell

                     o your name(s), signature(s) and address, as they appear on your account

                     o a daytime telephone number

                     Mail the letter to:
                       Scudder Service Corporation
                       c/o Scudder Investments Service Company
                       Institutional Money Funds -- Client Services
                       222 South Riverside Plaza, 33rd Floor
                       Chicago, IL 60606
================================================================================

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.


If you are investing through a third-party provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a third-party provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Institutional Shares. The fund's additional share classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-537-3177.


Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day at 5:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. Orders received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation or its agent and they have determined that it is in "good order," it will be processed at the next share price calculated.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder Institutional Cash Specialist between 8:30
a.m.  and  6:00  p.m.   Eastern  time  on  any  fund  business  day  by  calling
1-800-537-3177.

Wire purchase orders that arrive, are accepted and are funded before 5:00 p.m. Eastern time will be processed that day. Those that arrive and are accepted by 5:00 p.m. Eastern time, but are not funded by that time, will usually be processed the same day as long as the wire funds arrive before the close of the Federal Reserve Wire System.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Checks or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing that order.

Expedited Redemption Service orders that arrive before 12:00 noon Eastern time will be processed that day, and, if possible, those arriving between noon and 4:00 p.m. will be processed that day as well. Expedited Redemption Service is not available between 4:00 p.m. and 5:00 p.m., but redemptions by other available means may be made until 5:00 p.m. Eastern time.

Because orders placed through third-party investment providers must be forwarded to Scudder Service Corporation or its agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to Scudder Service Corporation in a timely manner.

Wire investments that arrive by 5:00 p.m. Eastern time will receive that day's dividend. Investments you make by other methods will start to accrue dividends the next business day after your purchase is processed. When you sell shares with Expedited Redemption Service and we process your order the same day we receive it, you won't get that day's dividend. In other cases, you will receive the dividend for the day on which your shares are sold.


Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Scudder Service Corporation at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application.

Earlier deadlines may be established for certain types of transactions. See the fund's Statement of Additional Information for more information.


We do not issue share certificates.


When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.


Selling shares of trust accounts and business or organization accounts may require additional documentation.

With same-day redemptions through Expedited Redemption Service ("ERS"), money from shares you sell is normally sent out the same day we receive your order, although redemptions through ERS may be sent out the next business day. Money from other orders is normally sent out within one business day of when your order is received in proper form. There are two circumstances (with respect to both ERS and other redemption orders) when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances (as specifically set forth in the Statement of Additional Information and Section 22(e) of the Investment Company Act of 1940) prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

How the fund calculates share price

The share price is net asset value per share or NAV. To calculate NAV for this share class, the fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                 -------------------------------------  =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve


You should be aware that we may do any of the following:

  o  withdraw or suspend the offering of shares at any time

  o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

  o close your account and send you the proceeds if your balance falls below $1,000,000 for at least 30 days; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

  o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

  o  change, add or withdraw various services, fees and account policies

  o  reject or limit purchase of shares for any reason

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), sent to you by check or wired to your bank account of record. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the fund:

Generally taxed at ordinary income rates
-------------------------------------------------------------------
o short-term capital gains from selling fund shares
-------------------------------------------------------------------
o taxable income dividends you receive from the fund
-------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
-------------------------------------------------------------------

Generally taxed at capital gains rates
-------------------------------------------------------------------
o long-term capital gains from selling fund shares
-------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
-------------------------------------------------------------------

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes

Notes

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call (800) 537-3177.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the fund at the SEC's Public Reference
Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 537-3177.


Scudder Investments                     SEC
------------------------------------------------------------------
222 South Riverside Plaza               Public Reference Section
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
http://institutionalfunds.scudder.com   www.sec.gov
(800) 537-3177                          (202) 942-8090


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

SCUDDER
INVESTMENTS

A Member of                             SEC File Number:
Deutsche Asset Management [LOGO]        Scudder Money Market Series  811-3495

                                                                     SCUDDER
                                                                     INVESTMENTS


                             Money Market Funds
                             Scudder Money Market Series

Prospectus


--------------------------------------------------------------------------------
                             October 1, 2002
--------------------------------------------------------------------------------


                             Managed Shares
                             Fund #023

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Fund Works                       How to Invest in the Fund

     4  The Fund's Main Investment           13  How to Buy Shares
        Strategy
                                             14  How to Exchange or Sell
     5  The Main Risks of Investing              Shares
        in the Fund
                                             15  Policies You Should Know
     6  The Fund's Performance                   About
        History
                                             20  Understanding Distributions
     7  How Much Investors Pay                   and Taxes

     8  Other Policies and Risks

     9  Who Manages and Oversees
        the Fund

    11  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices aren't guaranteed, so be aware that you could lose money.

You can access all Scudder fund prospectuses on-line at: myScudder.com.

--------------------------------------------------------------------------------
                    ticker symbol |  MCAXX                    fund number |  023

Scudder Money Market Series
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The fund will normally invest at least 25% of total assets in bank obligations. The fund may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market portfolio investment (see below). In addition, the fund focuses its investments on securities that are in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



--------------------------------------------------------------------------------


MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.


As with most money market funds, the most important factor is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o    over time, inflation may erode the real value of an investment in the fund

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund may make sense for investors who are in a moderate to high tax bracket and who are looking for the income, liquidity and stability that a money fund is designed to offer.

The Fund's Performance History


While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns of the fund's Managed Shares have varied from year to year, which may give some idea of risk. The table shows how the fund's Managed Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Scudder Money Market Series

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992      3.74
1993      2.81
1994      3.86
1995      5.57
1996      4.97
1997      5.21
1998      5.33
1999      5.16
2000      6.33
2001      3.98


2002 Total Return as of June 30: 0.83%

For the periods included in the bar chart:

Best Quarter: 1.64%, Q4 2000              Worst Quarter: 0.57%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                     5 Year                    10 Years
--------------------------------------------------------------------------------
           3.98                       5.20                       4.69
--------------------------------------------------------------------------------

To find out the current 7-day yield for the fund's Managed Shares, call 1-800-SCUDDER.

Total returns for 1991 through 2002 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.



--------------------------------------------------------------------------------
Fee Table                                                    Managed Shares
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment              None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                  0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses*                                                   0.25
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                 0.50
--------------------------------------------------------------------------------


*    Includes a fixed administrative fee of 0.25%.

** The advisor has voluntarily agreed to reduce its management fee by 0.15% and its administrative fee by 0.05%. This voluntary expense waiver may be changed at any time at the option of the advisor.

Based on the costs above, this example helps you compare the expenses of the fund's Managed Shares to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000 and earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
                              $51          $160           $280          $628
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.


o The advisor measures credit quality at the time it buys securities using independent rating agencies or, if unrated judged by the advisor to be equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality changes, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund


The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. For the most recent fiscal year end, the actual amount the fund paid in management fees was 0.10%* of its average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience in managing money market funds.

Financial Highlights


This table is designed to help you understand the financial performance of the fund's Managed Shares in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder Money Market Series -- Managed Shares

--------------------------------------------------------------------------------
 Years Ended May 31,           2002     2001     2000    1999^a   1998^b  1997^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning
of period                   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
--------------------------------------------------------------------------------
  Net investment income        .025     .059     .055     .020    .052     .051
--------------------------------------------------------------------------------
  Distributions from net
  investment income           (.025)   (.059)   (.055)   (.020)  (.052)   (.051)
--------------------------------------------------------------------------------
Net asset value, end of
period                      $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^c            2.49     6.07^d   5.60     1.99**  5.33     5.21
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                   672      665      416      395     328      369
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         .50      .53     .43^e     .37*    .48      .59
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         .30      .30     .28^e     .23*    .38      .49
--------------------------------------------------------------------------------
Ratio of net investment
income (%)                    2.54     5.90     5.46    4.78*    5.20     5.00
--------------------------------------------------------------------------------


^a For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

^b   For the years ended December 31.

^c   Total returns would have been lower had certain expenses not been reduced.

^d Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .43% and .28%, respectively.

*    Annualized

**   Not annualized

How to Invest in the Fund

The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a brokerage firm or bank -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."


--------------------------------------------------------------------------------
First investment                         Additional investments
--------------------------------------------------------------------------------
$100,000 or more for all accounts        $1,000 or more for regular accounts

                                         $100 or more for IRAs

                                         $50 or more with an Automatic
                                         Investment Plan
--------------------------------------------------------------------------------
By mail or express mail
(see below)

o Fill out and sign an application      o  Send a check and a Scudder investment
                                           slip to us at the appropriate address
o Send it to us at the appropriate         below
  address, along with an investment
  check                                 o  If you don't have an investment
                                           slip, simply include a letter with
                                           your name, account number, the full
                                           name of the fund and class, and your
                                           investment instructions
--------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions   o  Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
By phone

--                                        o  Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------

With an automatic investment
plan

--                                      o  To set up regular investments from a
                                           bank checking account, call
                                           1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickBuy

--                                       o  Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at           o  Call 1-800-SCUDDER to ensure you have
  myScudder.com                            enabled electronic services

o Print out a prospectus and a new      o  Register at myScudder.com
  account application
                                        o  Follow instructions for buying shares
o Complete and return the application      with money from your bank account
  with your check
--------------------------------------------------------------------------------

Regular mail:
The Scudder Funds, PO Box 219669, Kansas City, MO 64121-9669

Express, registered or certified mail:
The Scudder Funds, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.


--------------------------------------------------------------------------------
Exchanging into another fund            Selling shares
--------------------------------------------------------------------------------
To open a new account: same minimum as  Some transactions, including most for
for a new investment                    over $100,000, can only be ordered in
                                        writing; if you're in doubt, see page 17
For exchanges between existing
accounts: $1,000 or more
--------------------------------------------------------------------------------
By phone or wire

o Call 1-800-SCUDDER for instructions   o  Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------

Using SAIL(TM)

o Call 1-800-343-2890 and follow the    o  Call 1-800-343-2890 and follow the
  instructions                             instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:            Write a letter that includes:

o the fund, class and account number    o  the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares o  the dollar amount or number of shares
  you want to exchange                     you want to sell

o the name and class of the fund you    o  your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your       o  a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                      o  To set up regular cash payments from
                                           a Scudder fund account, call
                                           1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickSell

--                                      o  Call 1-800-SCUDDER
--------------------------------------------------------------------------------
Using Checkwriting
--                                      o  Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet
                                        --
o Register at myScudder.com

o Follow instructions for making
  on-line changes
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.


If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Managed Shares. The fund's additional share classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-SCUDDER.


Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day at 5:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. Orders received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation and it has been determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to Scudder Service Corporation in a timely manner.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Checks or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.

Wire investments that arrive by 5:00 p.m. Eastern time will receive that day's dividend. Investments you make by other methods will start to accrue dividends the next business day after your purchase is processed. However, redemption by wire is not available after 4:00 p.m. Eastern time, but redemptions by other available means may be made until 5:00 p.m. Eastern time.

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that with this fund, you should not write checks for less than $1,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.


Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Scudder Service Corporation at a later date.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to myScudder.com to get up-to-date information, review balances or even place orders for exchanges.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The fund can only accept wires of $100 or more.

Exchanges are a shareholder privilege, not a right: we may reject or limit any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

Earlier deadlines may be established for certain types of transactions. See the fund's Statement of Additional Information for more information.


We do not issue share certificates.


When you want to sell more than $100,000 worth of shares, or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received). There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances (as specifically set forth in the Statement of Additional Information and Section 22(e) of the Investment Company Act of 1940) prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

How the fund calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV for this share class, the fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------        = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o    withdraw or suspend the offering of shares at any time

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $100,000 for at least 30 days; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o    reject or limit purchase of shares for any reason

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the fund:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from the fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
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Notes
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To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.


Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the fund at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.


Scudder Investments                   SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza             Public Reference Section
Chicago, IL 60606-5808                Washington, D.C. 20549-0102
myScudder.com                         www.sec.gov
1-800-SCUDDER                         1-202-942-8090


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

SCUDDER
INVESTMENTS

A Member of                           SEC File Number:
Deutsche Asset Management [LOGO]      Scudder Money Market Series      811-3495

                           SCUDDER MONEY MARKET TRUST



                    Scudder Money Market Series (the "Fund")



                              Prime Reserve Class S
                            Prime Reserve Class AARP
                                 Premium Class S
                               Premium Class AARP
                              Institutional Shares
                                 Managed Shares











                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectus for the Fund, dated October 1, 2002 as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048 (1-800-537-3177 for Institutional
Shares), or from the firm from which this Statement of Additional Information was obtained. It is also available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

The Annual Report to Shareholders of the Fund, dated May 31, 2002 accompanies this Statement of Additional Information and is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information.


This Statement of Additional Information is incorporated by reference into the prospectus.

                                TABLE OF CONTENTS
                                                                          Page


INVESTMENT RESTRICTIONS.....................................................1

INVESTMENT POLICIES AND TECHNIQUES..........................................2

MANAGEMENT OF THE FUND.....................................................13
   Code of Ethics..........................................................20
   Brokerage Commissions...................................................22
   Independent Accountants and Reports to Shareholders.....................23
   Legal Counsel...........................................................23
   Fund Accounting Agent...................................................23
   Custodian...............................................................24
   Transfer Agent..........................................................24

PERFORMANCE................................................................25

PURCHASE AND REDEMPTION OF SHARES..........................................30

TAXES......................................................................50

NET ASSET VALUE............................................................52

OFFICERS AND TRUSTEES......................................................52

TRUST ORGANIZATION.........................................................63

ADDITIONAL INFORMATION.....................................................64

FINANCIAL STATEMENTS.......................................................65

APPENDIX...................................................................66

                             INVESTMENT RESTRICTIONS


Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Fund's objective will be met.

Scudder Money Market Series has elected to be classified as a diversified series of an open-end investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.


As a matter of fundamental policy, the Fund may not:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(5)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities;


(6) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or


(7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. (The Fund's concentration in the banking industry is described below.)


As a matter of non-fundamental policy, the Fund currently does not intend to:


(1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

(2) lend portfolio securities in an amount greater than 5% of its total assets.

                       INVESTMENT POLICIES AND TECHNIQUES


Scudder Money Market Series (the "Fund") is a diversified investment portfolio of Scudder Money Market Trust (the "Trust"), a professionally managed open-end, management investment company. The Fund seeks to provide investors with as high a level of current income as is consistent with liquidity, preservation of capital and the Fund's investment policies through investing exclusively in high-quality short-term securities and certain repurchase agreements.

The Fund invests exclusively in a broad range of high quality short-term securities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CDs"), bankers' acceptances and variable amount master demand notes.

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and
(iii) have branches or agencies in the U.S.; and the obligations must be, in the opinion of Deutsche Investment Management Americas Inc. (the "Advisor"), of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in illiquid securities including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Advisor believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Governmental agency or instrumentality.

Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Ratings Services ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Advisor in accordance with procedures adopted by the Trust's Board of Trustees.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Advisor of an investment quality comparable to rated securities in which the Fund may invest. The Advisor monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Advisor, it is of investment quality comparable to other rated investments that are permitted by the Fund.

For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Advisor pursuant to procedures established by the Board of Trustees. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Advisor will dispose of any such security, as soon as practicable, unless the Trustees of the Trust determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to use in managing the Fund's portfolio assets. The Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which a fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.


The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of U.S. Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.


If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, the fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by a fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, the fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.


One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.


Asset-Backed Securities. Asset backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of the fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a fund to dispose of any then existing holdings of such securities.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A fund may invest in certificates of deposit of large domestic banks and their foreign branches, large U.S. regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

The fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.


Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.


Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a fund's limitation on investments in illiquid securities.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the fund will consist only of direct obligations issued by domestic and foreign entities.


Concentration. Scudder Money Market Series "concentrates," for purposes of the 1940 Act, its assets in securities related to a particular industry which means that at least 25% of its net assets will be invested in these assets at all times.

Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility. To the extent that the Fund emphasizes certain sectors of the short-term securities market, the Fund increases its exposure to factors affecting these sectors.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. The Fund's Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is illiquid. Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading. The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Fund is actually engaged in borrowing through the interfund lending program, a Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that a Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.


Investment of Uninvested Cash Balances. A Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a Fund in shares of the Central Funds will be in accordance with a Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with Rule 2a-7 under the 1940 Act.

A Fund will invest Uninvested Cash in Central Funds only to the extent that a Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.


Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.


Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, the Fund effects sales, redemptions and repurchases at the net asset value per share, normally
$1.00.  In  fulfillment  of their  responsibilities  under that Rule, the Fund's
Board has approved policies established by the Fund's Advisor reasonably calculated to prevent the fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Fund's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by the Fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Fund's investments, the Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. The Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time during such period. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

The assets of the Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The portfolio of the Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Fund will vary according to the management's appraisal of money market conditions. The Fund will invest only in securities determined by or under the direction of the Board to be of high quality with minimal credit risks.


Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.


A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Purchase or Sell Real Estate. Each Fund has reserved the freedom of action to hold and to sell real estate acquired as a result of each Fund's ownership of securities. In the event that a Fund holds or sells real estate, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on a Fund. Consequently, if a Fund were to hold and to sell real estate, an investment in that Fund may be riskier than an investment in a money market fund that does not hold or sell real estate.

Municipal Notes. The Fund may invest in municipal notes. Municipal notes include, but are not limited to, Tax Anticipation Notes ("TANs"), Bond Anticipation Notes ("BANs"), Revenue Anticipation Notes ("RANs"), Construction Loan Notes and Project Notes. Municipal Notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

          BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

          RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Repurchase Agreements. The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the

Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Fitch.

A repurchase agreement provides a means for the Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security (Obligation) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected an interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


Section 4(2) Paper. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Fund's Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the Fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. The Fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a Fund and affect its share price.

Third Party Puts. The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the weighted average maturity of the Fund's portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

U.S.   Government   Securities.   There  are  two  broad   categories   of  U.S.
Government-related  debt  instruments:   (a)  direct  obligations  of  the  U.S.
Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government Securities in the Fund's portfolio does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in the Fund will fluctuate over time. Normally, the value of investments in U.S. Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government Securities will tend to decline, and as interest rates fall the value of the Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Fund's average portfolio maturity. As a result, the Fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.


Variable Rate Securities. A fund may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


Variable Rate Demand Instruments. The Fund may purchase variable rate demand instruments, which are obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund generally intends to exercise the demand only (1) upon a default under the terms of the obligation, (2) as needed to provide liquidity to the Fund, (3) to maintain a high quality investment portfolio or (4) to maximize the Fund's yield. A bank that issues a repurchase commitment may receive a fee from the fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Fund will determine the variable rate demand instruments that they will purchase in accordance with procedures designed to minimize credit risks.

The Advisor may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund. The Advisor will reevaluate each unrated variable rate demand instrument held by the Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

The maturity of the variable rate demand instruments held by the fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.


When-Issued Securities. A fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Fund will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Fund, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

                             MANAGEMENT OF THE FUND

Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for the Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 it introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.


The Advisor manages the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


Pursuant to an investment management agreement with the Fund, the Advisor acts as the Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Funds if elected to such positions.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open and closed-end mutual funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.


In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund.

The present investment management agreement for the Fund (the "Agreement") was approved by the Trustees on February 4, 2002, and became effective on April 5, 2002. The Agreement, last approved by Trustees on August 12, 2002, will continue in effect until September 30, 2003 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code") and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

For these services, the Fund pays the Advisor an annual investment management fee equal to 0.25% of the average daily net assets of the Fund. For the Fund's fiscal year ended May 31, 2002, the Advisor did not impose fees of $12,483,930 and did impose fees of $8,462,100. For the Fund's fiscal year ended May 31, 2001, the Advisor did not impose fees of $14,256,322 and did impose fees of $9,133,315. For the Fund's fiscal year ended May 31, 2000, the Advisor did not impose fees of $7,384,398 and did impose fees of $5,634,678. The Advisor has voluntarily agreed to waive a portion of its investment management fee by 0.15%.

Under its investment management agreement the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

The Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services. The term "Scudder Investments" is the designation given to the services provided by the Advisor and its affiliates to the Scudder Mutual Funds.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

Administrative Agreement

The Fund has entered into an administrative services agreement with the Advisor (the "Administrative Agreement"), pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with the Fund, as described above) in exchange for the payment by each class of an administrative services fee (each an "Administrative Fee") for Prime Reserve Class S and Prime Reserve Class AARP of 0.400% of its average daily net assets, for Premium Class S and Premium Class AARP 0.250% of its average daily net assets, for Managed 0.250% of its average daily net assets and for Institutional shares 0.100% of its average daily net assets. One effect of these arrangements is to make the Fund's future expense ratio more predictable. Each Administrative Fee became effective on August 14, 2000.

                                                                     Unpaid as of
Administrative Fee                              2002                 May 31, 2002                   2001*
------------------                              ----                 ------------                   ----

Prime Reserve Class AARP                        $729,820                 $50,880                    $764,852

Prime Reserve Class S                           $215,853                 $15,532                    160,595

Premium Class AARP                              $506,010                 $38,896                    152,784

Premium Class S                                $2,328,315                $175,542                  2,126,054

Managed Shares                                 $1,629,535                $114,451                  1,044,315

Institutional Shares                           $6,367,344                $118,597                  5,522,983
--------------------------------------------------------------------------------------------------------------------
                                                                                                  $ 9,771,583

*        From August 14, 2000 through May 31, 2001.

For the Managed Shares and Institutional Shares Classes, the Advisor has agreed to waive a portion of the Administrative Fee. For the fiscal year ended 2001, Managed and Institutional Shares did not impose $156,037 and $2,275,380, respectively. For the fiscal year ended 2002, Managed and Institutional Shares did not impose $327,955 and $3,200,063, respectively.

Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Fund pursuant to separate agreements with the Fund.

The Advisor will pay the Service Providers for the provision of their services to the Fund and will pay most other fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay the Advisor an Administrative Fee.

The Administrative Agreement has an initial term of three years, subject to earlier termination by the Fund's Board. The Administrative Agreement will continue in effect on an annual basis thereafter, provided that such continuance is approved at least annually by a majority of the Trustees, including the independent Trustees. The fee payable by the Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with the Advisor.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

Code of Ethics


The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Underwriter

Effective September 30, 2002, the Trust, on behalf of the Fund, has an underwriting agreement with Scudder Distributors, Inc. ("SDI" or the "Distributor"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Fund.

Under each underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund.

The Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, a Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases.

During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

AMA InvestmentLink(SM) Program

Pursuant to an agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Independent Accountants and Reports to Shareholders


The financial highlights of the Fund included in the prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel

Dechert, Ten Post Office Square, Boston, Massachusetts 02109, serves as legal counsel to the Fund.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Fund and maintaining portfolio and general accounting records. Prior to the implementation of the Administrative Agreement, the Fund paid SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended May 31, 2000 and 2001, the Fund incurred annual fees of $478,549 and $111,376.


Custodian


State Street Bank and Trust Company, (the Custodian), 225 Franklin Street, Boston, Massachusetts 02101, as custodian has custody of all securities and cash of the Fund. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


Transfer Agent


Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund and as such performs the customary services of a Transfer Agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status;
(vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of the Fund of the Trust. Effective October 1, 1995, the Service Corporation applies an aggregate minimum annual fee of $220,000 for servicing shareholder accounts. The minimum monthly charge to the Fund shall be the pro rata portion of the aggregate annual fee, determined by dividing such aggregate annual fee by the number of Funds of the Trust. Prior to the implementation of the Administrative Agreement, an account activity fee of $16.00 per year was charged for any account which at any time during any month had a share balance in any Fund of the Trust. When the Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged. For the period June 1, 2002 to August 14, 2000, the following amounts were charged to the classes of the Fund:

          Prime Reserve Class S                                      $25,011
          Premium Class S                                             88,647
          Managed Shares                                              21,531
          Institutional Shares                                        13,691

For the fiscal year ended May 31, 2000, the Service Corporation's fee amounted to $102,310 for Managed Shares, $48,176 for Institutional Shares, $461,604 for Premium Shares and $132,243 for Prime Reserve Shares, for a total of $744,333, $99,963. For the five months ended May 31, 1999, the Service Corporation's fee amounted to $43,274 for Managed Shares, $13,203 for Institutional Shares, $184,338 for Premium Shares and $41,608 for Prime Reserve Shares.


                                   PERFORMANCE

Performance information is based on historical earnings and is not intended to indicate future performance. Performance will vary based on factors such as changes in market conditions and the level of expenses.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1


Where:

         T              =     average annual total return
         P              =     a hypothetical initial investment of $1,000
         n              =     number of years
         ERV            =     ending redeemable value: ERV is the value, at the
                              end of the applicable  period, of a hypothetical
                              $1,000 investment made at the beginning of the applicable period

        Average Annual Total Returns for the Period Ended May 31, 2002^1

                                             1 Year           5 Years             10 Years         Since Inception*
                                             ------           -------             --------         ---------------

                                       25

Scudder  Money  Market  Series-- Premium      2.44%             N/A                 N/A                  3.74%
Class AARP Shares

Scudder  Money  Market  Series-- Premium      2.44%             N/A                 N/A                  4.96%
Class S Shares

Scudder  Money  Market  Series --  Prime      2.28%             N/A                 N/A                  3.80%
Reserve Class AARP Shares

Scudder  Money  Market  Series --  Prime      2.29%             N/A                 N/A                  4.54%
Reserve Class S Shares

Scudder    Money    Market    Series  --      2.64%             N/A                 N/A                  5.07%
Institutional Shares

Scudder  Money  Market  Series-- Managed      2.49%            4.92%               4.58%                  N/A
Shares

^1 The Average Annual Total Returns would have been lower if the Advisor had not maintained expenses.

* The Institutional shares of Scudder Money Market Series commenced operations on August 4, 1997. Class S of Premium shares of Scudder Money Market Series commenced operations on August 4, 1997. Class AARP of Premium shares of Scudder Money Market Series commenced operations on October 2, 2000. Class S of Prime Reserve shares of Scudder Money Market Series commenced operations on October 15, 1998. Class AARP of Prime Reserve shares of Scudder Money Market Series commenced operations on August 14, 2000.

As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's and class' expenses.

Total Return

Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.


Figures relating to the growth in the total net assets of the Fund apart from capital appreciatio may also be cited, including, but not limited to: net cash flow, net subscriptio gross subscriptio net asset growth, net account growth, and subscriptio rates. Capital appreciatio generally will be included as part of the 1.60% Fund's and classes' performance data.

Yield

Yield is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

SEC 7-day yield for the period ended May 31, 2002*:

Scudder Money Market Series -- Premium Class AARP Shares                   1.60%
Scudder Money Market Series -- Premium Class S Shares                      1.60%
Scudder Money Market Series -- Prime Reserve Class AARP Shares             1.45%
Scudder Money Market Series -- Prime Reserve Class S Shares                1.45%
Scudder Money Market Series -- Institutional Shares                        1.80%
Scudder Money Market Series -- Managed Shares                              1.65%

*        If the Fund did not waive expenses, yields would be lower.

Effective Yield

The effective yield for the Fund is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

   Effective Yield = [(Base Period Return + 1)^365/7] - 1

The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for the Fund, for the seven-day period ended May 31, 2002 for the Institutional Shares and Managed Shares was 1.81% and 1.66%, respectively.

Effective yield for the period ended May 31, 2002*:

Scudder Money Market Series -- Premium Class AARP Shares                 1.61%
Scudder Money Market Series -- Premium Class S Shares                    1.61%
Scudder Money Market Series -- Prime Reserve Class AARP Shares           1.46%
Scudder Money Market Series -- Prime Reserve Class S Shares              1.46%
Scudder Money Market Series -- Institutional Shares                      1.81%
Scudder Money Market Series -- Managed Shares                            1.66%

*        If the Fund did not waive expenses, yields would be lower.

Comparison of Fund Performance

Performance may be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

From time to time, in marketing and other Fund literature, members of the Board and officers of the Fund, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund may be advertised as an investment choice in Scudder's college planning program.

The Fund and its performance may be compared to other types of mutual funds and to other investment products with different features and risks, such as bank products that insure principal.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.


The Program

Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Fund. The Program is designed especially for treasurers and financial officers of small- and middle-sized corporations and financial institutions. The Program reduces substantially the costs and inconvenience of direct investment in individual securities and helps reduce risk by diversifying investments across a broad range of securities. The Program also provides flexibility since shares can be redeemed from or exchanged between any of the participating money market funds at no extra cost, with the exception of the Institutional Shares which are not exchangeable.

The Program seeks to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. The Fund has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

The Program allows small- and middle-sized businesses and other institutions to take advantage of the investment management services of the Advisor. The Advisor's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

The Fund also anticipates lower expense ratios than those of money market mutual funds designed for individual investors because the Fund's average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

The Fund seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.


                       PURCHASE AND REDEMPTION OF SHARES


Additional Information About Opening an Account

All new investors in Class AARP of the Fund are required to provide an AARP membership number on their account application. In addition, Class S shares of the Fund are generally not available to new investors as of December 29, 2000.

The following investors may continue to purchase Premium Class S and Prime Reserve Class S shares of Scudder Funds after December 29, 2000:

1. Existing shareholders of Class S shares of any Scudder Fund as of December 29, 2000, and household members residing at the same address.

2. After June 30, 2001, only investors who owned Class S shares as of June 30, 2001 and household members residing at the same address may open new accounts in Class S of any Scudder Fund.

3.       Any retirement, employee stock, bonus, pension or profit sharing plans.

4. Any participant who owns Class S shares of any Scudder Fund through an employer sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5. Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or SDI, and to the portfolios of Scudder Pathway Series.

8. Registered investment advisors ("RIAs") may continue to purchase Class S shares of Scudder Funds for all clients until June 30, 2001. After June 30, 2001, RIAs may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

9. Broker-dealers and RIAs who have clients participating in mutual fund wrap fee programs may continue to purchase Class S shares of Scudder Funds until June 30, 2001. After June 30, 2001, broker dealers and RIAs may purchase Class S shares in mutual fund wrap fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, after June 30, 2001, a broker-dealer with a mutual fund wrap program that invests in one or more Scudder Funds as a fixed component of the program's asset allocation model will be eligible to purchase Class S shares on behalf of any client who invests in such a program.

10. SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Purchasing Shares -- Prime Reserve Class S and Class AARP Shares, Premium Class S and Class AARP Shares, Managed Shares

The Fund has specific minimum initial investment requirements for each class of shares as follows:

Class of Shares                            Minimum Initial Investment            Subsequent Minimum Investment
---------------                            --------------------------            -----------------------------

Prime Reserve Class S                                    $10,000                                  $50

Prime Reserve Class AARP                                 $10,000                                  $50

Premium Class S                                          $25,000                                  $50

Premium Class AARP                                       $25,000                                  $50

Managed Shares                                           $100,000                      $1,000 (regular accounts)
                                                                                              $100 (IRAs)
                                                                                   $50 or more (Automatic Investment
                                                                                                 Plan)

The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Trustees and officers of the Trust. The Fund, Scudder Investor Services, Inc. and Cash
Products Group each reserve the right to reject any purchase order. The Fund will be invested in full and fractional shares.

Purchasing Shares -- Institutional Shares

The Fund has specific minimum initial investment requirements for each class of shares. Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Trustees and officers of the Trust. The Fund, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. The Fund will be invested in full and fractional shares.

Wire Transfer of Federal Funds

Orders for shares of the Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 5:00 p.m. on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 5:00 p.m. In addition, if investors known to the Fund notify the Fund by 5:00 p.m. that they intend to wire federal funds to purchase shares of the Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited.

Shares of the Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of a particular class of the Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

Checks drawn on a non-member bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares.

Additional Information About Making Subsequent Investments by QuickBuy

Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. Eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Certificates

Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of the Class AARP of the relevant Scudder Fund into which the AARP Fund was reorganized. The Class AARP shares of each fund will not issue certificates representing shares received in connection with the reorganization.

Other Information

The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

Exchanges And Redemptions

Payment of redemption proceeds may be made in securities upon consent of a redeeming shareholder. The Trust may suspend the right of redemption with respect to the Fund in the following instances as described in, and in compliance with, Section 22(e) of the 1940 Act: (i) during any period when trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) during any period when an emergency exists as a result of which (a) disposal of the Portfolio's investments is not reasonably practicable, or (b) the SEC has by order permitted such suspension or
(iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable. In addition, the Trust may delay payment of redemptions with respect to the Fund in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Trust may not delay payment more than seven business days except under the circumstances discussed above.

A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Trust. This permits an investor to resume investments.

Exchanges

Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The exchange privilege is not applicable for Institutional Shares. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account.

Class of Shares                                   Minimum Exchange Amount
---------------                                   -----------------------

Prime Reserve Class S                                        $50

Prime Reserve Class AARP                                     $50

Premium Class S                                              $50

Premium Class AARP                                           $50

Managed Shares                                            $1,000

Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. These exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

Before making an exchange, shareholders should obtain from SDI a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 for Prime Reserve Class S, Premium Class S or Managed shares or 1-800-253-2277 for Prime Reserve Class AARP or Premium Class AARP.

Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

(a) In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account. NEW INVESTORS wishing to establish the telephone redemption privilege must complete the appropriate section on the application.

(b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

Telephone redemption is not available with respect to shares represented by share certificates or shares held in certain retirement accounts.

If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $50 and a maximum of $250,000. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

Any  existing  share  certificates   representing  shares  being  redeemed  must
accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed.

In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within one business day of when your order is processed.

The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Checkwriting

All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Fund pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Redemption-in-Kind

If conditions exist which make cash payments undesirable, upon consent of a redeeming shareholder, the Trust may honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Minimum Balances for Managed Shares

The initial minimum investment requirement in the Managed Shares of the Fund is $100,000. Shareholders should maintain a share balance worth at least $100,000 (which minimum amount may be changed by the Board of Trustees).

Shareholders whose account balance falls below $100,000 for at least 30 days will be given 60 days' notice to bring the account back up to $100,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Advisor reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Minimum Balances for Prime Reserve Shares, Class S and Class AARP

Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Advisor reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

Minimum Balances for Premium Shares, Class S and Class AARP

Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Advisor reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

Minimum Balance for Institutional Shares of Scudder Money Market Series

The initial minimum investment requirement in the Institutional Shares of the Fund is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000 (which minimum amount may be changed by the Board of Trustees).

Shareholders whose account balance falls below $1,000,000 for at least 30 days may be given 60 days' notice to bring the account back up to $1,000,000 or more. Where a reduction in value has occurred due to a redemption out of the account and the account balance is not increased in 60 days, the Advisor reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Expedited Redemption Service

In order to request the Expedited Redemption Service for Institutional Shares, shareholders must have completed and returned to the Transfer Agent the application electing this option. Redemption of shares may be requested by calling 1-800-537-3177 or by faxing a request to 1-800-537-9960. Expedited Redemption Service orders that arrive before 12 noon will be processed that day, and, if possible, those arriving between noon and 4 p.m. will be processed that day as well. Expedited Redemption Service is not available between 4:00 p.m. and 5:00 p.m., but redemptions by other available means may be made until 5:00 p.m. Eastern time.

Redemption by Wire

Shareholders may request to have redemption proceeds wired to their pre-designated bank account. If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Institutional Shares do not charge a wire fee.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

Dividends and Capital Gains Distribution Options -- Premium
Class S, Premium Class AARP, Prime Reserve Class S, Prime
Reserve Class AARP and Managed Shares

Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. For retirement plans, reinvestment is the only option. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 for Premium Class S shares, Prime Reserve Class S shares and Managed shares and 1-800-253-2277 for Premium Class AARP and Prime Reserve Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the same class of the Fund.

Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Premium Class S shares, Prime Reserve Class S shares and Managed shares and 1-800-253-2277 for Premium Class AARP and Prime Reserve Class AARP. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Fund.

Transaction Summaries

Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163 for Premium Shares, Prime Reserve Shares and Managed Shares or 1-800-537-3177 for Institutional Shares.

Investment Plan Options

The information regarding Special Plan Accounts does not apply to Institutional Shares of Scudder Money Market Series.

Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax Advisor with respect to the suitability requirements and tax aspects thereof.

Shares of a Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by a Fund's distributor depending on the provisions of the relevant plan or IRA.

None  of  the  plans   assures  a  profit  or  guarantees   protection   against
depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
Corporations and Self-Employed Individuals

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

Shares of a Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code. A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions to an IRA of up to the maximum contribution amount described below for each year prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions. An eligible individual may contribute up to the maximum contribution amount of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to the maximum contribution amount per individual for married couples, even if only one spouse has earned income). The maximum contribution amount (whether deductible or nondeductible) permitted to be made to an IRA is $2000 for the 2001 year, and is increased to $3,000 for 2002 through 2004, to $4,000 for 2005 through 2007, and to $5,000 for
2008. After 2008, the maximum contribution amount will be adjusted to reflect increases in the cost of living. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years, increasing to $1,000 for years after 2005. Further, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA: Individual Retirement Account

Shares of a Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

A single individual earning below $95,000 can contribute up to the maximum contribution amount per year to a Roth IRA. The maximum contribution amount (whether deductible or nondeductible) permitted to be made to an IRA is $2000 for the 2001 year, and is increased to $3,000 for 2002 through 2004, to $4,000 for 2005 through 2007, and to $5,000 for 2008. After 2008, the maximum contribution amount will be adjusted to reflect increases in the cost of living. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years, increasing to $1,000 for years after 2005. Further, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can each contribute the full maximum contribution amount each year (for example, in 2001 each spouse could contribute $2,000 to his or her IRA, for aggregate IRA contributions of $4,000). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed the maximum contribution amount. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who completed the rollover in 1998 were allowed to spread the tax payments over a four-year period. Since 1999, all taxes on such a rollover have had to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

Shares of a Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's Transfer Agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

The minimum account balance required to establish an automatic withdrawal plan on regular accounts is $5,000. An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Premium Class S shares, Prime Reserve Class S shares and Managed shares and 1-800-253-2277 for Premium Class AARP and Prime Reserve Class AARP shares.

Group or Salary Deduction Plan

An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

Shareholders  may  arrange  to  make  periodic   investments  through  automatic
deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                      TAXES


The following is intended to be a general summary of certain federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. The Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. The Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gain in the manner required under the Code.

Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders.


If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during any prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income or excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Fund.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of a Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.


Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled are disclosed in a Fund's annual and semi-annual reports to shareholders.

                                 NET ASSET VALUE


Net asset value per share for each class of the Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Advisor, on each day the Exchange is open for trading. The net asset value per share of the Fund is determined at 5:00 p.m. Eastern time. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to that class, by the total number of outstanding shares of that class.

The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of the Fund's securities through receipt of regular reports from the Advisor at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                              OFFICERS AND TRUSTEES

Scudder Money Market Trust

The following table presents certain information regarding the Non-interested Trustees as of October 1, 2002. Each Trustee's age as of October 1, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because each Fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Trust may also serve in similar capacities with other funds in the fund complex.

Non-interested Trustees

Name, Age and                                                      Number of
Position(s) Held          Length of                           Funds/Portfolios in
with the                  Time       Principal Occupation(s)          Fund         Other
Trust                     Served*    During Past 5 Years        Complex Overseen   Directorships Held
-----                     ------     -------------------        ----------------   ------------------

Henry P. Becton, Jr. (58) 1990-      President, WGBH                   48          American Public Television; New
Trustee                   present    Educational Foundation                        England Aquarium; Becton Dickinson
                                                                                   and Company (medical technology
                                                                                   company); Mass Corporation for
                                                                                   Educational Telecommunications;
                                                                                   The A.H. Belo Company (media
                                                                                   company); Committee for Economic
                                                                                   Development; Concord Academy;
                                                                                   Public Broadcasting Service;
                                                                                   Boston Museum of Science

Dawn-Marie Driscoll (55)  1987-      President, Driscoll               48          CRS Technology (technology service
Trustee                   present    Associates (consulting                        company); Advisory Board, Center
                                     firm); Executive                              for Business Ethics, Bentley
                                     Fellow, Center for                            College; Board of Governors,
                                     Business Ethics,                              Investment Company Institute;
                                     Bentley College;                              Chairman, ICI Directors Services
                                     Partner, Palmer & Dodge                       Committee
                                     (law firm) (1988-1990);
                                     Vice President of
                                     Corporate Affairs and
                                     General Counsel,
                                     Filene's (department
                                     stores) (1978-1988)

Edgar R. Fiedler (73)     1995-      Senior Fellow and                 48          The Harris Insight Funds (22 Funds
Trustee                   present    Economic Counsellor,                          overseen) (registered investment
                                     The Conference Board,                         companies)
                                     Inc. (not-for-profit
                                     business research

                                     organization)

Keith R. Fox (48)         1996-      Managing Partner,                 48          Facts on File (school and library
Trustee                   present    Exeter Capital Partners                       publisher); Progressive Holding
                                     (private equity funds)                        Corporation (kitchen importer and
                                                                                   distributor)



                                       53


Name, Age and                                                      Number of
Position(s) Held          Length of                           Funds/Portfolios in
with the                  Time       Principal Occupation(s)          Fund         Other
Trust                     Served*    During Past 5 Years        Complex Overseen   Directorships Held
-----                     ------     -------------------        ----------------   ------------------


Louis E. Levy (69)        2002-      Retired; Director of              48          Household International (banking
Trustee                   present    certain funds in the                          and finance); ISI Family of Funds
                                     Deutsche Asset                                (registered investment companies);
                                     Management Family of                          Director, Kimberly-Clark
                                     Funds (formerly, the                          Corporation (personal consumer
                                     Flag Investors Family                         products)
                                     of Funds) (registered
                                     investment company)
                                     (1994-present);
                                     formerly, Chairman of
                                     the Quality Control
                                     Inquiry Committee,
                                     American Institute of
                                     Certified Public
                                     Accountants (1992-1998)


Jean Gleason Stromberg    1999-      Consultant (1997-                 48          The William and Flora Hewlett
(58)                      present    present); formerly,                           Foundation
Trustee                              Director, U.S. General
                                     Accounting Office
                                     (1996-1997); Partner,
                                     Fulbright & Jaworski,
                                     L.L.P. (law firm)
                                     (1978-1996)


Jean C. Tempel (59)       1994-      Managing Partner, First           48          United Way of Mass Bay; Sonesta
Trustee                   present    Light Capital (venture                        International Hotels, Inc.;
                                     capital group)                                Labnetics, Inc. (medical equipment
                                     (2000-present)                                company); Metatomix, Inc.
                                                                                   (database  management);  Aberdeen
                                                                                   Group (technology research); Northeastern
                                                                                   University Funds and Endowment  Committee;
                                                                                   Connecticut College Finance Committee;
                                                                                   Commonwealth Institute (not-for-profit
                                                                                   start-up for women's enterprises);
                                                                                   The Reference, Inc. (IT consulting
                                                                                   for financial services)



                                       54


Name, Age and                                                      Number of
Position(s) Held          Length of                           Funds/Portfolios in
with the                  Time       Principal Occupation(s)          Fund         Other
Trust                     Served*    During Past 5 Years        Complex Overseen   Directorships Held
-----                     ------     -------------------        ----------------   ------------------


Carl W. Vogt (66)         2002-      Director of certain               48          Yellow Corporation (trucking);
Trustee                   present    funds in the Deutsche                         American Science & Engineering
                                     Asset Management Family                       (x-ray detection equipment); ISI
                                     of Funds (formerly, the                       Family of Funds (registered
                                     Flag Investors Family                         investment companies); National
                                     of Funds) (registered                         Railroad Passenger Corporation
                                     investment companies)                         (Amtrak); formerly, Chairman and
                                     (1995-present); Senior                        Member, National Transportation
                                     Partner, Fulbright &                          Safety Board
                                     Jaworski, L.L.P. (law
                                     firm); formerly,
                                     President (interim) of
                                     Williams College
                                     (1999-2000); President,
                                     certain funds in the
                                     Deutsche Asset
                                     Management Family of
                                     Funds (formerly, Flag
                                     Investors Family of
                                     Funds) (registered
                                     investment companies)
                                     (1999-2000)

Interested Trustees and Officers**


The following table presents information about each Interested Trustee and Officer of the Fund. Each Interested Trustee's and Officer's age as of October 1, 2002 is in parentheses after his or her name. Unless otherwise noted, the address of each Officer and Trustee is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Trust. Each Officer of the Trust is an employee of Deutsche Asset Management.

                                          Length of   Principal             Number of Funds in
Name, Address        Position(s) Held       Time      Occupation(s)                Fund         Other Directorships
and Age              with Funds            Served*    During Past 5 Years    Complex Overseen   Held
-------              ----------            -------    -------------------    ----------------   ----


William F. Glavin,     President          2000-      Managing Director             83          Trustee, Crossroads
Jr.# (44)                                 present    of Deutsche Asset                         for Kids, Inc.
                                                     Management                                (serves at-risk
                                                                                               children)


                                       55

                                          Length of   Principal             Number of Funds in
Name, Address        Position(s) Held       Time      Occupation(s)                Fund         Other Directorships
and Age              with Funds            Served*    During Past 5 Years    Complex Overseen   Held
-------              ----------            -------    -------------------    ----------------   ----

Richard T. Hale #**    Trustee, Chairman  2002-      Managing Director            220          Director, Deutsche
(57)                   and Vice President present    of Deutsche Bank                          Global Funds, Ltd.,
                                                     Securities Inc.                           CABEI Fund and
                                                     (formerly Deutsche                        North American
                                                     Banc Alex. Brown                          Income Fund;
                                                     Inc.) and Deutsche                        formerly, Director,
                                                     Asset Management                          ISI Family of Funds
                                                     (1999-present);                           (registered
                                                     Director and                              investment
                                                     President,                                companies)
                                                     Investment Company
                                                     Capital Corp.
                                                     (registered
                                                     investment advisor)
                                                     and Deutsche Asset
                                                     Management Mutual
                                                     Funds; Vice
                                                     President, Deutsche
                                                     Asset Management,
                                                     Inc.; Chartered
                                                     Financial Analyst
                                                     (2000-present)

John Millette (40)     Vice President     1999-      Vice President of            Not          None
                       and Secretary      present    Deutsche Asset            Applicable
                                                     Management



                                       56

                                          Length of   Principal             Number of Funds in
Name, Address        Position(s) Held       Time      Occupation(s)                Fund         Other Directorships
and Age              with Funds            Served*    During Past 5 Years    Complex Overseen   Held
-------              ----------            -------    -------------------    ----------------   ----

Daniel O. Hirsch##     Vice President     2002-      Managing Director            Not          Director, Deutsche
(48)                   and Assistant      present    of Deutsche Asset         Applicable      Global Funds Ltd.;
                       Secretary                     Management;
                                                     formerly, Director,
                                                     Deutsche Asset
                                                     Management
                                                     (1999-2002);
                                                     formerly,
                                                     Principal, BT Alex.
                                                     Brown Incorporated,
                                                     (now Deutsche Bank
                                                     Securities Inc.)
                                                     (1998-1999);
                                                     Assistant General
                                                     Counsel, United
                                                     States Securities
                                                     and Exchange
                                                     Commission
                                                     (1993-1998)


Caroline Pearson (40)  Assistant          1997-      Managing Director            Not          None
                       Secretary          present    of Deutsche Asset         Applicable
                                                     Management;
                                                     formerly,
                                                     Associate, Dechert
                                                     (law firm)
                                                     (1989-1997)



                                       57


                                          Length of   Principal             Number of Funds in
Name, Address        Position(s) Held       Time      Occupation(s)                Fund         Other Directorships
and Age              with Funds            Served*    During Past 5 Years    Complex Overseen   Held
-------              ----------            -------    -------------------    ----------------   ----


Gary L. French (51)    Treasurer          2002-      Managing Director            Not          None
                                          present    of Deutsche Asset         Applicable
                                                     Management;
                                                     formerly, President
                                                     of UAM Fund
                                                     Services, Inc.

John R. Hebble (44)    Assistant          1998-      Senior Vice                  Not          None
                       Treasurer          present    President of              Applicable
                                                     Deutsche Asset
                                                     Management


Thomas Lally (35)      Assistant          2001-      Senior Vice                  Not          None
                       Treasurer          present    President of              Applicable
                                                     Deutsche Asset
                                                     Management

Brenda Lyons (40)      Assistant          1998-      Senior Vice                  Not          None
                       Treasurer          present    President of              Applicable
                                                     Deutsche Asset
                                                     Management


Kenneth Murphy (38)    Vice President     2002-      Vice President,         Not Applicable    None
                                          present    Deutsche Asset
                                                     Management
                                                     (2000-present),
                                                     formerly, Director,
                                                     John Hancock
                                                     Signature Services
                                                     (1992-2001); Senior
                                                     Manager, Prudential
                                                     Mutual Fund
                                                     Services (1987-1992)

Darlene M. Rasel+ (51) Vice President     1987-      Managing Director            Not          None
                                          present    of Deutsche Asset         Applicable
                                                     Management


* Length of time served represents the date each Trustee and Officer was first elected to the Boston Board. This common board of directors/trustees oversees a number of investment companies, including the Trust, overseen by the Advisor.

** Mr. Hale and the Fund's Officers are considered "interested persons" of the Fund because of their affiliation with the Fund's Advisor.

#        Address:   222  South  Riverside  Plaza,   Chicago,
         Illinois

##       Address: One South Street, Baltimore, Maryland

+        Address: 280 Park Avenue, New York, New York

Officers'   Role   with   Principal    Underwriter   Scudder
Distributors, Inc.

William F. Glavin, Jr.:         Vice President and Director
Caroline Pearson:               Secretary


Trustees' Responsibilities. The Board of Trustees primary responsibility is to represent the interests of the Fund's shareholders and to provide oversight of the management of the Fund. Currently, 75% of the Board is comprised of Non-interested Trustees ("Non-interested Trustees").

The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2001, the Trustees conducted over 20 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank, and two audit committee meetings. Furthermore, the Non-interested Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Non-interested Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors. For example, the Non-interested Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by each Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Non-interested Trustees regularly meet privately with their counsel and other advisors. In addition, the Non-interested Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.


In connection with their deliberations relating to the continuation of the Fund's current investment management agreement in August 2002, the Trustees considered such information and factors as they believe, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of each Fund. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to each Fund; investment performance, both of the Fund itself and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of the Fund itself and relative to appropriate peer groups; the Advisor's profitability from managing each Fund and the other investment companies managed by the Advisor before marketing expenses paid by the Advisor; possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to each Fund.

Board  Committees.   The  Fund's  board  has  the  following
standing committees:

Audit Committee: The Audit Committee selects the independent auditors for the Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence, and meets regularly in executive session with both external and internal auditors. The members of the Audit Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Louis E. Levy (Chairman), Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Audit Committee held two meetings during the calendar year 2001.

Committee on Non-interested Trustees: The Committee on Non-interested Trustees selects and nominates Non-interested Trustees*; establishes Trustee compensation, retirement, fund ownership, board evaluation and other corporate governance policies, conducts review of legal counsel to the Non-interested Trustees and from time to time engages consultants to assist for Non-interested Trustees. The members of the Committee in Non-interested Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll (Chairman), Edgar R. Fiedler, Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Committee on Non-interested Trustees held six meetings during the calendar year 2001.

Valuation Committee: This Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Keith R. Fox and Richard T. Hale. The Alternate Valuation Committee members are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Jean Gleason Stromberg and Jean C. Tempel. The Trust's Valuation Committee did not meet during the calendar year 2001.

Investment Oversight Committee: The Board has established two Investment Oversight Committees, one focusing on funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with fund portfolio managers and other investment personnel to review the relevant funds" investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Edgar R. Fiedler, Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith
R. Fox, Louis E. Levy and Jean Gleason Stromberg. Each Investment Oversight Committee held four meetings during the calendar year 2001.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to the Board on matters relating to the quality, type, cost and level of services provided to fund shareholders. The members of the Shareholder Servicing Committee are Edgar R. Fiedler (Chairman), Keith R. Fox and Jean C. Tempel. The Shareholder Servicing Committee held three meetings during the calendar year 2001.


* Fund Shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund.

Remuneration. Each Non-interested Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

As noted above, the Trustees conducted over 20 meetings in 2001 to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank, and two audit committee meetings.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from each Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Fund. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from all of the funds in the fund complex during the most recent calendar year.


                            Compensation from         Pension or Retirement        Total Compensation
                            Scudder Money             Benefits Accrued as Part of  Paid to Trustees
Name of Trustee             Market Trust*             Fund Expenses                from Fund Complex(5)(7)
---------------             -------------             -------------                -----------------




                                       60


                            Compensation from         Pension or Retirement        Total Compensation
                            Scudder Money             Benefits Accrued as Part of  Paid to Trustees
Name of Trustee             Market Trust*             Fund Expenses                from Fund Complex(5)(7)
---------------             -------------             -------------                -----------------

Henry P. Becton, Jr.               $23,780                         $0                       $162,000
Dawn-Marie Driscoll(1)             $26,265                         $0                       $175,000
Edgar R. Fiedler(2)(6)             $24,619                         $0                       $174,666
Keith R. Fox                       $23,792                         $0                       $162,000
Louis E. Levy(3)**                      $0                         $0                        $72,500
Jean Gleason Stromberg             $24,619                         $0                       $161,000
Jean C. Tempel                     $24,450                         $0                       $164,000
Carl W. Vogt(4)**                       $0                         $0                        $62,500

*        Scudder Money Market Trust consists of one fund.


**       Newly elected Trustees, effective April 8, 2002.


(1) Includes $10,000 in annual retainer fees received by Ms. Driscoll in her role as Lead Trustee.


(2) In addition to the amounts shown, Mr. Fiedler received a payment of $105,214 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.


(3) In addition to the amounts shown, Mr. Levy received a payment of $36,250 pursuant to deferred compensation agreements with certain funds advised by the Advisor.

(4) In addition to the amounts shown, Mr. Vogt received a payment of $61,704 pursuant to deferred compensation agreements with certain funds advised by the Advisor.

(5) For each Trustee, except Mr. Levy and Mr. Vogt, total compensation includes compensation for services on the boards of 19 Scudder trusts/corporations comprised of 53 funds/portfolios. For Mr. Levy and Mr. Vogt, the total compensation for service on the boards of 1 trust comprised of 20 funds. Each Trustee currently serves on the boards of 19 DeAM trusts/corporations comprised of 48 funds/portfolios.

(6) Aggregate compensation for Mr. Fiedler includes $2,665 in retainer fees for his role as Trustee for Farmers Investment Trust (merged into Scudder Pathway Series on April 6, 2001) and $6,474 pursuant to a special retirement plan with The Brazil Fund, Inc.

(7) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank. Such amounts totaled $7,000 for Ms. Driscoll and Ms. Tempel and Messrs. Becton and Fox, respectively, and $3,000 for Mr. Fiedler and Ms. Stromberg, respectively. Messrs. Levy and Vogt were not Trustees of the Trust or of the Boston Board at the time of the sale. These meeting fees were borne by the Advisor.


Trustee Fund Ownership of Non-interested and Interested Trustees

The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2001.

                                                                                 Aggregate Dollar Range of Equity
                                                                                Securities in All Funds Overseen by
                                               Dollar Range of                        Trustees/Directors in
                                             Equity Securities in                   Scudder and Deutsche Bank
Name of Trustees                         Scudder Money Market Series                     Families of Funds
----------------                         ---------------------------                     -----------------

Henry P. Becton, Jr.                                 None                                  Over $100,000
Dawn-Marie Driscoll                                  None                                  Over $100,000
Edgar R. Fiedler                                     None                                  Over $100,000
Keith Fox                                            None                                  Over $100,000
Louis E. Levy                                        None                                  Over $100,000
Richard T. Hale                                      None                                  Over $100,000
Jean Gleason Stromberg                               None                                  Over $100,000
Jean C. Tempel                                       None                                  Over $100,000
Carl W. Vogt                                         None                                  Over $100,000


Securities Beneficially Owned


As of August 30, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.

To the best of the Fund's knowledge, as of August 30, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.

Certain accounts for which Deutsche Investment Management Americas Inc. acts as investment advisor owned 331,975,882 shares in the aggregate, or 53.71% of the outstanding shares of Scudder Money Market Series: Managed Shares as of August 30, 2002. Deutsche Investment Management Americas Inc. may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

As of August 30, 2002, 54,369,450 shares in the aggregate, or 8.79% of the outstanding shares of Scudder Money Market Series: Managed Shares were held in the name of Hare & Company, 1 Wall Street, New York, NY 100005 who may be deemed to be the beneficial owner of certain of these shares.

As of August 30, 2002, 162,677,009 shares in the aggregate, or 26.31% of the outstanding shares of Scudder Money Market Series: Managed Shares were held in the name of Turtle & Company, Sweep Account, P.O. Box 9427, Boston, MA 02209 who may be deemed to be the beneficial owner of certain of these shares.

As of August 30, 2002, 45,948,169 shares in the aggregate, or 7.43% of the outstanding shares of Scudder Money Market Series: Managed Shares were held in the name of Citibank Private Banking, 333 W.34th Street, New York, NY 10001 who may be deemed to be the beneficial owner of certain of these shares.

As of August 30, 2002, 111,154,842 shares in the aggregate, or 17.98% of the outstanding shares of Scudder Money Market Series: Managed Shares were held in the name of Saturn & Company, 200 Clarendon Street, Boston, MA 02116 who may be deemed to be the beneficial owner of certain of these shares.

As of August 30, 2002, 127,828,799 shares in the aggregate, or 20.68% of the outstanding shares of Scudder Money Market Series: Managed Shares were held in the name of Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890 who may be deemed to be the beneficial owner of certain of these shares.

As of August 30, 2002, 464,849,394 shares in the aggregate, or 11.11% of the outstanding shares of Scudder Money Market Series: Institutional Shares were held in the nominees of Bowen David & Company, P.O. Box 1647, Boston, MA who may be deemed to be the beneficial owner of certain of these shares.

As of August 30, 2002, 325,947,479 shares in the aggregate, or 7.79% of the outstanding shares of Scudder Money Market Series: Institutional Shares were held in the name of Zurich American Life Insurance Company, 1400 American Lane, Schaumburg, IL 60196 who may be deemed to be the beneficial owner of certain of these shares.

As of August 30, 2002, 249,086,020 shares in the aggregate, or 5.95% of the outstanding shares of Scudder Money Market Series: Institutional Shares were held in the name of Lucent Technologies, Customer Account, 600 Mountain Avenue, Murray Hill, NJ 07974 who may be deemed to be the beneficial owner of certain of these shares.


Securities Beneficially Owned. None of the Non-interested Trustees owned securities beneficially of the Advisor, SDI or any Person Directly or Indirectly Controlling, Controlled by or Under Common Control within the Advisor or SDI.


                               TRUST ORGANIZATION

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. Currently, Prime Reserve Class S, Prime Reserve Class AARP, Premium Class S, Premium Class AARP, Institutional Shares and Managed Shares are offered.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

The Declarations of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                             ADDITIONAL INFORMATION

Internet Access

World Wide Web Site -- The address of the Scudder Funds' site is http://myScudder.com (for Premium Class S, Prime Reserve Class S and Managed Shares). The address of the Scudder Institutional Funds' site is http://institutionalfunds.scudder.com. The address for the Class AARP of shares is aarp.scudder.com.

These sites offer guidance on global investing and developing strategies to help meet financial goals and provide access to the Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access (for Premium Class S, Premium Class AARP, Prime Reserve Class S Shares, Prime Reserve Class AARP and Managed Shares) -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

The Advisor's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Other Information

The CUSIP number of the Scudder Premium Class S is 81118P-855.

The CUSIP number of the Premium Class AARP is 81118P-863.

The CUSIP number of the Scudder Institutional Shares is 81118P-871.

The CUSIP number of the Scudder Managed Shares is 81118P-202.

The CUSIP number of the Scudder Prime Reserve Class S is 81118P-707.

The CUSIP number of the Prime Reserve Class AARP is 81118P-848.

The Fund has a fiscal year end of May 31.

On November 13, 1998, the Trust's Board of Trustees approved a change in the Fund's fiscal year end from December 31 to May 31, effective May 31, 1999.

Information enumerated below is provided at the Fund level.

The Fund, on behalf of its Managed Shares, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Managed Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the Managed Shares class only. For the fiscal year ended May 31, 2000, the receivable for the Advisor's portion of shareholder servicing paid to certain banks and institutions aggregated $161,692.

The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Trust and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS


The financial statements, including the portfolio of investments, of Scudder Money Market Trust, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2002 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX

The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+." Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations."

S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1."

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                           PART C - OTHER INFORMATION

Item 23      Exhibits
-------      --------

             (a)         (1)        Articles of Incorporation dated June 16, 1982.
                                    (Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's
                                    Registration Statement.)
                         (2)        Articles Supplementary dated April 28, 1987.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (3)        Articles of Merger dated April 28, 1987.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (4)        Articles Supplementary dated February 20, 1991.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (5)        Articles of Transfer dated December 27, 1991.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (6)        Articles Supplementary dated February 7, 1992.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (7)        Articles of Amendment dated October 14, 1992.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (8)        Articles Supplementary for Managed Intermediate Government Fund, dated January 18, 1993.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (9)        Articles Supplementary dated April 24, 1995.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (10)       Articles Supplementary dated January 25, 1996.
                                    (Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to the
                                    Registrant's Registration Statement.)

                         (11)       Articles of Amendment dated June 12, 1997.
                                    (Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 24 to the
                                    Registrant's Registration Statement.)

                         (12)       Articles Supplementary dated June 12, 1997.
                                    (Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 24 to the
                                    Registrant's Registration Statement.)

                         (13)       Articles Supplementary dated August 11, 1998.
                                    (Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's
                                    Registration Statement.)



                                Part C - Page 1

                         (14)       Articles Supplementary dated February 12, 1999.
                                    (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's
                                    Registration Statement.)

                         (15)       Articles Supplementary dated September 29, 1999.
                                    (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
                                    Registration Statement.)

                         (16)       Articles Supplementary dated November 10, 1999.
                                    (Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's
                                    Registration Statement.)

                         (17)       Declaration of Trust dated April 17, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's
                                    Registration Statement.)

                         (18)       Establishment and Designation of Series, dated April 18, 2000 with respect to Scudder
                                    Money Market Trust.
                                    (Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's
                                    Registration Statement.)

                         (19)       Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par
                                    value, Prime Reserve Class S, Prime Reserve Class AARP, Premium Class S and Premium
                                    Class AARP, Institutional Class, and Managed Shares Class with respect to the Scudder
                                    Money Market Series of Scudder Money Market Trust.
                                    (Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's
                                    Registration Statement.)

             (b)         (1)        By-laws as amended through October 24, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's
                                    Registration Statement.)

                         (2)        By laws as amended through February 8, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's
                                    Registration Statement.)

             (c)                    Not Applicable.

             (d)         (1)        Investment Management Agreement between the Registrant, on behalf of Scudder Money
                                    Market Series (formerly known as Managed Cash Fund),
                                    and Scudder Kemper Investments, Inc., dated September 7, 1998.
                                    (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's
                                    Registration Statement.)

                         (2)        Investment Management Agreement between the Registrant, on behalf of Scudder Tax Free
                                    Money Market Series, and Scudder Kemper Investments, Inc., dated September 7, 1998.
                                    (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's
                                    Registration Statement.)

                         (3)        Investment Management Agreement between the Registrant, on behalf of Scudder
                                    Government Money Market Series, and Scudder Kemper Investments, Inc., dated September
                                    7, 1998.
                                    (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's
                                    Registration Statement.)



                                Part C - Page 2

                         (4)        Investment Management Agreement between the Registrant, on behalf of Scudder Money
                                    Market Series, and Scudder Kemper Investments, Inc., dated August 7, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (5)        Investment Management Agreement between the Registrant and Deutsche Investment
                                    Management Americas Inc., dated April 5, 2002.
                                    (Filed herein.)

             (e)         (1)        Underwriting Agreement dated September 7, 1998, between the Registrant and Scudder
                                    Investor Services.
                                    (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's
                                    Registration Statement.)

                         (2)        Underwriting Agreement dated August 7, 2000, between the Registrant and Scudder
                                    Investor Services.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (3)        Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated April 5, 2002.
                                    (Filed herein.)

                         (4)        Underwriting Agreement between the Registrant and Scudder Distributors, Inc., dated
                                    September 30, 2002.
                                     (Filed herein.)

             (f)                    Not Applicable.

             (g)         (1)        Custodian Agreement with State Street London Limited, dated November 13, 1985.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (2)        Fee Schedule for Exhibit (g)(1).
                                    (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment No. 20,
                                    filed on April 28, 1995.)

                         (3)        Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989).
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (4)        Sub-Custodian Agreement with Irving Trust Company, as amended February 6, 1990.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (5)        Custodian Agreement with State Street Bank, dated August 8, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (6)        First Amendment to Custodian Contract between the Registrant and State Street Bank, dated October 17, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)



                                Part C - Page 3

                         (7)        Second Amendment to Custodian Contract between the Registrant and State Street Bank, dated October 17, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

             (h)         (1)        Transfer Agency Agreement dated January 1, 1990.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (2)        Fee schedule for Exhibit 8(b).
                                    (Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's
                                    Registration Statement.)

                         (3)        Scudder Service Corporation Fee Information for Services Provided under Transfer
                                    Agency and Service Agreement, dated July 7, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's
                                    Registration Statement.)

                         (4)        Fund Accounting Fee Schedule between the Registrant and Scudder Fund Accounting
                                    Corp., dated July 7, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's
                                    Registration Statement).

                         (5)        Amended and Restated Administrative Services Agreement between the Registrant and
                                    Scudder Kemper Investments, Inc. dated December 29 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (6)        Fund Accounting Services Agreement between the Registrant and Scudder Fund Accounting
                                    Corporation.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (7)        Transfer Agency and Service Agreement between the Registrant and Scudder service
                                    Corporation, dated August 7, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (8)        Amendment No. 1 to the Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation, dated June 11, 2002
                                    (Filed herein).

             (i)                    Opinion and Consent of Counsel is filed herein.

             (j)                    Consent of Independent Accountants is filed herein.

             (k)                    Not Applicable.

             (l)                    Not Applicable.

             (m)                    Not Applicable.

             (n)         (1)        Multi-Distribution Plan pursuant to Rule 18f-3.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 Exhibit (o) to the
                                    Registrant's Registration Statement.)



                                Part C - Page 4

                         (2)        Plan with respect to Scudder Money Market Trust pursuant to Rule 18f-3.
                                    (Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's
                                    Registration Statement.)

             (p)         (1)        Code of Ethics of Scudder Kemper Investments, Inc. and Scudder Investor Services,
                                    Inc.
                                    (Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's
                                    Registration Statement.)

                         (2)        Code of Ethics of Scudder Money Market Trust.
                                    (Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's
                                    Registration Statement.)

                         (3)        Code of Ethics of Scudder Funds, dated April 5, 2002.
                                    (Filed herein.)

                         (4)        Code of Ethics for Deutsche Asset Management, dated July 2002.
                                    (Filed herein.)

Item 24           Persons Controlled by or under Common Control with Registrant
-------           -------------------------------------------------------------

                  None

Item 25           Indemnification
-------           ---------------

                  A policy of insurance covering Deutsche Investment Management Americas Inc., its subsidiaries including Scudder Distributors, Inc., and all of the registered investment companies advised by Deutsche Investment Management Americas Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right


                                Part C - Page 5
                  of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3.  Mandatory Indemnification.
                  ------------  -------------------------

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A)      by the court or other body
                                             approving the settlement or other
                                             disposition; or

                                    (B)      based upon a review of readily
                                             available facts (as opposed to a
                                             full trial-type inquiry) by (x)
                                             vote of a majority of the
                                             Disinterested Trustees acting on
                                             the matter (provided that a
                                             majority of the


                                Part C - Page 6

                                            Disinterested Trustees then in
                                            office act on the matter) or
                                            (y) written opinion of independent
                                            legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26           Business and Other Connections of Investment Advisor
-------           ----------------------------------------------------

                  Deutsche Investment Management Americas Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections
Name                       of Board of Directors of Registrant's Advisor
----                       ---------------------------------------------

Dean Barr                  Director, Deutsche Investment Management Americas Inc.#

Deborah Flickinger         Director, Deutsche Investment Management Americas Inc.#

Thomas Hughes              Director, Deutsche Investment Management Americas Inc.#
                           Director and Vice President, Scudder Investor Services, Inc.#

William Schiebler          Director, Deutsche Investment Management Americas Inc.#

Philip von Girsewald       Director, Deutsche Investment Management Americas Inc.#



                                Part C - Page 7

#             222 South Riverside Plaza, Chicago, Illinois

Item 27           Principal Underwriters
-------           ----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other funds managed by Deutsche Investment Management Americas Inc.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                            (2)                                  (3)

         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Thomas F. Eggers              Chairman and Director                    None
         345 Park Avenue
         New York, NY 10154

         Jonathan R. Baum              Chief Executive Officer, President and   None
         345 Park Avenue               Director
         New York, NY 10154

         William F. Glavin, Jr.        Vice President and Director              President
         Two International Place
         Boston, MA  02110-4103

         James J. McGovern             Chief Financial Officer and Treasurer    None
         345 Park Avenue
         New York, NY  10054

         Caroline Pearson              Secretary                                Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Linda J. Wondrack             Vice President and Chief Compliance      None
         Two International Place       Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Scott B. David                Vice President                           None
         Two International Place
         Boston, MA  02110-4103



                                Part C - Page 8

                      (1)                            (2)                                  (3)

         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         M. Patrick Donovan            Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Michael E. Harrington         Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Dean Jackson                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Johnston A. Norris            Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Todd N. Gierke                Assistant Treasurer                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         James E. Keating              Assistant Treasurer                      None
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         Diane E. Ratekin              Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         (c)      Not applicable



                                Part C - Page 9

Item 28           Location of Accounts and Records
-------           --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs
                  (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29           Management Services
-------           -------------------

                  Not Applicable.

Item 30           Undertakings
-------           ------------

                  Not Applicable.



                                Part C - Page 10

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 20th of September 2002.

                                                 SCUDDER MONEY MARKET TRUST

                                                 By /s/John Millette
                                                    ---------------------
                                                    John Millette
                                                    Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  SIGNATURE                                   TITLE                                     DATE
  ---------                                   -----                                     ----

  /s/William F. Glavin, Jr.
  ----------------------------------------
  William F. Glavin, Jr.                      President                                 September 20, 2002

  /s/ Henry P. Becton, Jr.
  ----------------------------------------
  Henry P. Becton, Jr. *                      Trustee                                   September 20, 2002

  /s/ Dawn-Marie Driscoll
  ----------------------------------------
  Dawn-Marie Driscoll *                       Trustee                                   September 20, 2002

  /s/ Edgar R. Fiedler
  ----------------------------------------
  Edgar R. Fiedler *                          Trustee                                   September 20, 2002

  /s/ Keith R. Fox
  ----------------------------------------
  Keith R. Fox *                              Trustee                                   September 20, 2002

  /s/ Richard T. Hale
  ----------------------------------------
  Richard T. Hale*                            Chairman and Trustee                      September 20, 2002

  /s/ Louis E. Levy
  ----------------------------------------
  Louis E. Levy*                              Trustee                                   September 20, 2002

  /s/ Jean Gleason Stromberg
  ----------------------------------------
  Jean Gleason Stromberg *                    Trustee                                   September 20, 2002

  /s/ Jean C. Tempel
  ----------------------------------------
  Jean C. Tempel *                            Trustee                                   September 20, 2002

  /s/ Carl W. Vogt
  ----------------------------------------
  Carl W. Vogt*                               Trustee                                   September 20, 2002

  /s/Gary L. French
  ----------------------------------------
  Gary L. French                              Treasurer (Chief Financial                September 20, 2002
                                              Officer)

*By:     /s/John Millette
         ---------------------------------
         John Millette
         Secretary

         *Attorney-in-fact pursuant to power of attorney filed herein and incorporated by reference to Post Effective Amendment No. 35 to the Registration Statement, as filed on August 14, 2000.

                                POWER OF ATTORNEY
                                -----------------

                         Global/International Fund, Inc.
                                Investment Trust
                          Scudder Cash Investment Trust
                               Scudder Funds Trust
                              Scudder Income Trust
                        Scudder International Fund, Inc.
                           Scudder Money Market Trust
                             Scudder Municipal Trust
                           Scudder Mutual Funds, Inc.
                             Scudder Pathway Series
                             Scudder Portfolio Trust
                            Scudder Securities Trust
                          Scudder State Tax Free Trust
                           Scudder Tax Free Money Fund
                        Scudder U.S. Treasury Money Fund
                            Scudder Variable Series I
                               Value Equity Trust

Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE               DATE
---------                                   -----               ----

/s/ Richard T. Hale                   Director/Trustee          April 24, 2002
---------------------------
Richard T. Hale

                                      Director/Trustee          April 24, 2002
----------------------------------
Louis E. Levy

                                      Director/Trustee          April 24, 2002
----------------------------------
Carl W. Vogt

                                POWER OF ATTORNEY
                                -----------------

                         Global/International Fund, Inc.
                                Investment Trust
                          Scudder Cash Investment Trust
                               Scudder Funds Trust
                              Scudder Income Trust
                        Scudder International Fund, Inc.
                           Scudder Money Market Trust
                             Scudder Municipal Trust
                           Scudder Mutual Funds, Inc.
                             Scudder Pathway Series
                             Scudder Portfolio Trust
                            Scudder Securities Trust
                          Scudder State Tax Free Trust
                           Scudder Tax Free Money Fund
                        Scudder U.S. Treasury Money Fund
                            Scudder Variable Series I
                               Value Equity Trust

Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE               DATE
---------                                   -----               ----

/s/Louis E. Levy                      Director/Trustee          7/24/2002
----------------------------------
Louis E. Levy

                                POWER OF ATTORNEY
                                -----------------

                         Global/International Fund, Inc.
                                Investment Trust
                          Scudder Cash Investment Trust
                               Scudder Funds Trust
                              Scudder Income Trust
                        Scudder International Fund, Inc.
                           Scudder Money Market Trust
                             Scudder Municipal Trust
                           Scudder Mutual Funds, Inc.
                             Scudder Pathway Series
                             Scudder Portfolio Trust
                            Scudder Securities Trust
                          Scudder State Tax Free Trust
                           Scudder Tax Free Money Fund
                        Scudder U.S. Treasury Money Fund
                            Scudder Variable Series I
                               Value Equity Trust

Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE               DATE
---------                                   -----               ----

                                      Director/Trustee          April 24, 2002
---------------------------
Richard T. Hale

                                      Director/Trustee          April 24, 2002
----------------------------------
Louis E. Levy

/s/ Carl W. Vogt                      Director/Trustee          April 24, 2002
----------------------------------
Carl W. Vogt

                                                               File No. 2-78122
                                                               File No. 811-3495







                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 37

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 33

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                           SCUDDER MONEY MARKET TRUST

                           SCUDDER MONEY MARKET TRUST


                                  EXHIBIT INDEX

                                 Exhibit (d)(5)

                                 Exhibit (e)(3)

                                 Exhibit (e)(4)

                                 Exhibit (h)(8)

                                   Exhibit (i)

                                   Exhibit (j)

                                 Exhibit (p)(3)

                                 Exhibit (p)(4)




                                       2